UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31

Registrant is making a filing for 6 of its series: Allspring Managed Account CoreBuilder® Shares - Series EM, Allspring Emerging Markets Equity Fund, Allspring Emerging Markets Equity Advantage Fund, Allspring International Equity Fund, Allspring Special Global Small Cap Fund and Allspring Special International Small Cap Fund.

Date of reporting period: April 30, 2025

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Shareholder Report

April 30, 2025

Managed Account CoreBuilder® Shares - Series EM

ACBEX

This semi-annual shareholder report contains important information about Managed Account CoreBuilder® Shares - Series EM for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-888-877-9275.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Managed Account CoreBuilder® Shares - Series EM	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund. This commitment has an indefinite term. Without this commitment, the costs shown above would have been higher. See the prospectus for expenses excluded from this commitment.

KEY FUND STATISTICS

Total net assets	$6,763,452
# of portfolio holdings	68
Portfolio turnover rate	46%
Total advisory fees paid	$0

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Samsung Electronics Co. Ltd.	4.4
MediaTek, Inc.	4.4
NHPC Ltd.	3.7
Embassy Office Parks REIT	2.9
Power Grid Corp. of India Ltd.	2.9
Shriram Finance Ltd.	2.9
State Bank of India	2.7
Etihad Etisalat Co.	2.7
Samsung Electronics Co. Ltd.	2.4
Bajaj Auto Ltd.	2.3

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

India	31.0
China	17.5
South Korea	13.5
Taiwan	12.9
Saudi Arabia	4.4
Brazil	3.5
Mexico	2.1
Poland	2.1
United Arab Emirates	1.8
United Kingdom	1.7
Other	9.5

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	24.9
Information technology	18.7
Consumer discretionary	11.5
Real estate	10.4
Industrials	9.4
Utilities	9.0
Communication services	6.7
Consumer staples	4.8
Health care	2.9
Materials	1.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4904 04-25

Semi-Annual Shareholder Report

April 30, 2025

Emerging Markets Equity Fund

Administrator Class

EMGYX

This semi-annual shareholder report contains important information about Emerging Markets Equity Fund for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$67	1.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$3,387,394,186
# of portfolio holdings	115
Portfolio turnover rate	4%
Total advisory fees paid	$16,563,636

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Tencent Holdings Ltd.	6.0
Taiwan Semiconductor Manufacturing Co. Ltd.	5.5
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4.6
Samsung Electronics Co. Ltd.	4.3
Alibaba Group Holding Ltd.	3.9
Reliance Industries Ltd. GDR	3.4
Bharti Airtel Ltd.	3.0
HDFC Bank Ltd.	2.7
KT Corp. ADR	1.9
SK Hynix, Inc.	1.9

Emerging Markets Equity Fund

Semi-Annual Shareholder Report | April 30, 2025

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	21.1
India	18.6
Taiwan	14.0
South Korea	12.5
Brazil	5.6
Mexico	4.4
Indonesia	4.3
Hong Kong	3.7
South Africa	3.3
Thailand	2.5
Other	10.0

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	21.4
Communication services	20.0
Financials	14.7
Consumer staples	14.0
Consumer discretionary	12.8
Energy	5.4
Industrials	5.1
Materials	3.8
Real estate	1.5
Health care	1.0
Utilities	0.3

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since November 1, 2024.

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0763 04-25

Semi-Annual Shareholder Report

April 30, 2025

Emerging Markets Equity Fund

Class A

EMGAX

This semi-annual shareholder report contains important information about Emerging Markets Equity Fund for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$70	1.41%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$3,387,394,186
# of portfolio holdings	115
Portfolio turnover rate	4%
Total advisory fees paid	$16,563,636

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Tencent Holdings Ltd.	6.0
Taiwan Semiconductor Manufacturing Co. Ltd.	5.5
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4.6
Samsung Electronics Co. Ltd.	4.3
Alibaba Group Holding Ltd.	3.9
Reliance Industries Ltd. GDR	3.4
Bharti Airtel Ltd.	3.0
HDFC Bank Ltd.	2.7
KT Corp. ADR	1.9
SK Hynix, Inc.	1.9

Emerging Markets Equity Fund

Semi-Annual Shareholder Report | April 30, 2025

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	21.1
India	18.6
Taiwan	14.0
South Korea	12.5
Brazil	5.6
Mexico	4.4
Indonesia	4.3
Hong Kong	3.7
South Africa	3.3
Thailand	2.5
Other	10.0

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	21.4
Communication services	20.0
Financials	14.7
Consumer staples	14.0
Consumer discretionary	12.8
Energy	5.4
Industrials	5.1
Materials	3.8
Real estate	1.5
Health care	1.0
Utilities	0.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0663 04-25

Semi-Annual Shareholder Report

April 30, 2025

Emerging Markets Equity Fund

Class C

EMGCX

This semi-annual shareholder report contains important information about Emerging Markets Equity Fund for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$109	2.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$3,387,394,186
# of portfolio holdings	115
Portfolio turnover rate	4%
Total advisory fees paid	$16,563,636

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Tencent Holdings Ltd.	6.0
Taiwan Semiconductor Manufacturing Co. Ltd.	5.5
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4.6
Samsung Electronics Co. Ltd.	4.3
Alibaba Group Holding Ltd.	3.9
Reliance Industries Ltd. GDR	3.4
Bharti Airtel Ltd.	3.0
HDFC Bank Ltd.	2.7
KT Corp. ADR	1.9
SK Hynix, Inc.	1.9

Emerging Markets Equity Fund

Semi-Annual Shareholder Report | April 30, 2025

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	21.1
India	18.6
Taiwan	14.0
South Korea	12.5
Brazil	5.6
Mexico	4.4
Indonesia	4.3
Hong Kong	3.7
South Africa	3.3
Thailand	2.5
Other	10.0

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	21.4
Communication services	20.0
Financials	14.7
Consumer staples	14.0
Consumer discretionary	12.8
Energy	5.4
Industrials	5.1
Materials	3.8
Real estate	1.5
Health care	1.0
Utilities	0.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0963 04-25

Semi-Annual Shareholder Report

April 30, 2025

Emerging Markets Equity Fund

Class R6

EMGDX

This semi-annual shareholder report contains important information about Emerging Markets Equity Fund for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$51	1.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$3,387,394,186
# of portfolio holdings	115
Portfolio turnover rate	4%
Total advisory fees paid	$16,563,636

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Tencent Holdings Ltd.	6.0
Taiwan Semiconductor Manufacturing Co. Ltd.	5.5
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4.6
Samsung Electronics Co. Ltd.	4.3
Alibaba Group Holding Ltd.	3.9
Reliance Industries Ltd. GDR	3.4
Bharti Airtel Ltd.	3.0
HDFC Bank Ltd.	2.7
KT Corp. ADR	1.9
SK Hynix, Inc.	1.9

Emerging Markets Equity Fund

Semi-Annual Shareholder Report | April 30, 2025

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	21.1
India	18.6
Taiwan	14.0
South Korea	12.5
Brazil	5.6
Mexico	4.4
Indonesia	4.3
Hong Kong	3.7
South Africa	3.3
Thailand	2.5
Other	10.0

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	21.4
Communication services	20.0
Financials	14.7
Consumer staples	14.0
Consumer discretionary	12.8
Energy	5.4
Industrials	5.1
Materials	3.8
Real estate	1.5
Health care	1.0
Utilities	0.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4660 04-25

Semi-Annual Shareholder Report

April 30, 2025

Emerging Markets Equity Fund

Institutional Class

EMGNX

This semi-annual shareholder report contains important information about Emerging Markets Equity Fund for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$56	1.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$3,387,394,186
# of portfolio holdings	115
Portfolio turnover rate	4%
Total advisory fees paid	$16,563,636

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Tencent Holdings Ltd.	6.0
Taiwan Semiconductor Manufacturing Co. Ltd.	5.5
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4.6
Samsung Electronics Co. Ltd.	4.3
Alibaba Group Holding Ltd.	3.9
Reliance Industries Ltd. GDR	3.4
Bharti Airtel Ltd.	3.0
HDFC Bank Ltd.	2.7
KT Corp. ADR	1.9
SK Hynix, Inc.	1.9

Emerging Markets Equity Fund

Semi-Annual Shareholder Report | April 30, 2025

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	21.1
India	18.6
Taiwan	14.0
South Korea	12.5
Brazil	5.6
Mexico	4.4
Indonesia	4.3
Hong Kong	3.7
South Africa	3.3
Thailand	2.5
Other	10.0

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	21.4
Communication services	20.0
Financials	14.7
Consumer staples	14.0
Consumer discretionary	12.8
Energy	5.4
Industrials	5.1
Materials	3.8
Real estate	1.5
Health care	1.0
Utilities	0.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4146 04-25

Semi-Annual Shareholder Report

April 30, 2025

Emerging Markets Equity Advantage Fund

Administrator Class

(formerly, Allspring Emerging Markets Equity Income Fund)

EQIDX

This semi-annual shareholder report contains important information about Emerging Markets Equity Advantage Fund for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$71	1.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$346,427,657
# of portfolio holdings	104
Portfolio turnover rate	34%
Total advisory fees paid	$1,737,476

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd.	8.1
Tencent Holdings Ltd.	5.9
Alibaba Group Holding Ltd.	4.7
Samsung Electronics Co. Ltd.	2.5
MediaTek, Inc.	2.4
NHPC Ltd.	2.0
Embassy Office Parks REIT	1.6
Power Grid Corp. of India Ltd.	1.5
Shriram Finance Ltd.	1.5
Singapore Telecommunications Ltd.	1.5

Emerging Markets Equity Advantage Fund

Semi-Annual Shareholder Report | April 30, 2025

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	29.1
India	18.0
Taiwan	15.9
South Korea	9.3
Brazil	5.9
South Africa	3.5
Saudi Arabia	2.3
Mexico	2.3
Singapore	2.1
Hong Kong	1.8
Other	9.8

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	22.6
Information technology	21.2
Consumer discretionary	13.7
Communication services	13.3
Real estate	6.8
Utilities	6.3
Industrials	6.1
Consumer staples	4.5
Materials	2.3
Health care	2.3
Energy	0.9

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since November 1, 2024.

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3770 04-25

Semi-Annual Shareholder Report

April 30, 2025

Emerging Markets Equity Advantage Fund

Class A

(formerly, Allspring Emerging Markets Equity Income Fund)

EQIAX

This semi-annual shareholder report contains important information about Emerging Markets Equity Advantage Fund for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$75	1.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$346,427,657
# of portfolio holdings	104
Portfolio turnover rate	34%
Total advisory fees paid	$1,737,476

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd.	8.1
Tencent Holdings Ltd.	5.9
Alibaba Group Holding Ltd.	4.7
Samsung Electronics Co. Ltd.	2.5
MediaTek, Inc.	2.4
NHPC Ltd.	2.0
Embassy Office Parks REIT	1.6
Power Grid Corp. of India Ltd.	1.5
Shriram Finance Ltd.	1.5
Singapore Telecommunications Ltd.	1.5

Emerging Markets Equity Advantage Fund

Semi-Annual Shareholder Report | April 30, 2025

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	29.1
India	18.0
Taiwan	15.9
South Korea	9.3
Brazil	5.9
South Africa	3.5
Saudi Arabia	2.3
Mexico	2.3
Singapore	2.1
Hong Kong	1.8
Other	9.8

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	22.6
Information technology	21.2
Consumer discretionary	13.7
Communication services	13.3
Real estate	6.8
Utilities	6.3
Industrials	6.1
Consumer staples	4.5
Materials	2.3
Health care	2.3
Energy	0.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3356 04-25

Semi-Annual Shareholder Report

April 30, 2025

Emerging Markets Equity Advantage Fund

Class C

(formerly, Allspring Emerging Markets Equity Income Fund)

EQICX

This semi-annual shareholder report contains important information about Emerging Markets Equity Advantage Fund for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$113	2.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$346,427,657
# of portfolio holdings	104
Portfolio turnover rate	34%
Total advisory fees paid	$1,737,476

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd.	8.1
Tencent Holdings Ltd.	5.9
Alibaba Group Holding Ltd.	4.7
Samsung Electronics Co. Ltd.	2.5
MediaTek, Inc.	2.4
NHPC Ltd.	2.0
Embassy Office Parks REIT	1.6
Power Grid Corp. of India Ltd.	1.5
Shriram Finance Ltd.	1.5
Singapore Telecommunications Ltd.	1.5

Emerging Markets Equity Advantage Fund

Semi-Annual Shareholder Report | April 30, 2025

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	29.1
India	18.0
Taiwan	15.9
South Korea	9.3
Brazil	5.9
South Africa	3.5
Saudi Arabia	2.3
Mexico	2.3
Singapore	2.1
Hong Kong	1.8
Other	9.8

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	22.6
Information technology	21.2
Consumer discretionary	13.7
Communication services	13.3
Real estate	6.8
Utilities	6.3
Industrials	6.1
Consumer staples	4.5
Materials	2.3
Health care	2.3
Energy	0.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3553 04-25

Semi-Annual Shareholder Report

April 30, 2025

Emerging Markets Equity Advantage Fund

Class R6

(formerly, Allspring Emerging Markets Equity Income Fund)

EQIRX

This semi-annual shareholder report contains important information about Emerging Markets Equity Advantage Fund for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$58	1.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$346,427,657
# of portfolio holdings	104
Portfolio turnover rate	34%
Total advisory fees paid	$1,737,476

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd.	8.1
Tencent Holdings Ltd.	5.9
Alibaba Group Holding Ltd.	4.7
Samsung Electronics Co. Ltd.	2.5
MediaTek, Inc.	2.4
NHPC Ltd.	2.0
Embassy Office Parks REIT	1.6
Power Grid Corp. of India Ltd.	1.5
Shriram Finance Ltd.	1.5
Singapore Telecommunications Ltd.	1.5

Emerging Markets Equity Advantage Fund

Semi-Annual Shareholder Report | April 30, 2025

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	29.1
India	18.0
Taiwan	15.9
South Korea	9.3
Brazil	5.9
South Africa	3.5
Saudi Arabia	2.3
Mexico	2.3
Singapore	2.1
Hong Kong	1.8
Other	9.8

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	22.6
Information technology	21.2
Consumer discretionary	13.7
Communication services	13.3
Real estate	6.8
Utilities	6.3
Industrials	6.1
Consumer staples	4.5
Materials	2.3
Health care	2.3
Energy	0.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4682 04-25

Semi-Annual Shareholder Report

April 30, 2025

Emerging Markets Equity Advantage Fund

Institutional Class

(formerly, Allspring Emerging Markets Equity Income Fund)

EQIIX

This semi-annual shareholder report contains important information about Emerging Markets Equity Advantage Fund for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$60	1.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$346,427,657
# of portfolio holdings	104
Portfolio turnover rate	34%
Total advisory fees paid	$1,737,476

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Taiwan Semiconductor Manufacturing Co. Ltd.	8.1
Tencent Holdings Ltd.	5.9
Alibaba Group Holding Ltd.	4.7
Samsung Electronics Co. Ltd.	2.5
MediaTek, Inc.	2.4
NHPC Ltd.	2.0
Embassy Office Parks REIT	1.6
Power Grid Corp. of India Ltd.	1.5
Shriram Finance Ltd.	1.5
Singapore Telecommunications Ltd.	1.5

Emerging Markets Equity Advantage Fund

Semi-Annual Shareholder Report | April 30, 2025

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

China	29.1
India	18.0
Taiwan	15.9
South Korea	9.3
Brazil	5.9
South Africa	3.5
Saudi Arabia	2.3
Mexico	2.3
Singapore	2.1
Hong Kong	1.8
Other	9.8

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	22.6
Information technology	21.2
Consumer discretionary	13.7
Communication services	13.3
Real estate	6.8
Utilities	6.3
Industrials	6.1
Consumer staples	4.5
Materials	2.3
Health care	2.3
Energy	0.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3166 04-25

Semi-Annual Shareholder Report

April 30, 2025

International Equity Fund

Administrator Class

WFEDX

This semi-annual shareholder report contains important information about International Equity Fund for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$60	1.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$220,859,325
# of portfolio holdings	56
Portfolio turnover rate	14%
Total advisory fees paid	$699,618

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

AXA SA	3.4
Allianz SE	3.1
Vinci SA	3.0
SAP SE	3.0
ING Groep NV	2.8
Novartis AG	2.6
Hitachi Ltd.	2.6
LVMH Moet Hennessy Louis Vuitton SE	2.5
Barclays PLC	2.5
Rio Tinto PLC	2.4

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

France	21.8
Germany	18.9
United Kingdom	18.8
Japan	15.5
Netherlands	6.9
Switzerland	4.2
United States	3.0
Canada	2.7
South Korea	2.3
Denmark	1.8
Other	4.1

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	21.8
Industrials	19.3
Information technology	12.1
Health care	10.1
Consumer staples	9.5
Consumer discretionary	9.2
Energy	4.7
Materials	4.3
Communication services	3.8
Utilities	3.2
Investment companies	2.0

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since November 1, 2024.

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3700 04-25

Semi-Annual Shareholder Report

April 30, 2025

International Equity Fund

Class A

WFEAX

This semi-annual shareholder report contains important information about International Equity Fund for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$59	1.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$220,859,325
# of portfolio holdings	56
Portfolio turnover rate	14%
Total advisory fees paid	$699,618

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

AXA SA	3.4
Allianz SE	3.1
Vinci SA	3.0
SAP SE	3.0
ING Groep NV	2.8
Novartis AG	2.6
Hitachi Ltd.	2.6
LVMH Moet Hennessy Louis Vuitton SE	2.5
Barclays PLC	2.5
Rio Tinto PLC	2.4

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

France	21.8
Germany	18.9
United Kingdom	18.8
Japan	15.5
Netherlands	6.9
Switzerland	4.2
United States	3.0
Canada	2.7
South Korea	2.3
Denmark	1.8
Other	4.1

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	21.8
Industrials	19.3
Information technology	12.1
Health care	10.1
Consumer staples	9.5
Consumer discretionary	9.2
Energy	4.7
Materials	4.3
Communication services	3.8
Utilities	3.2
Investment companies	2.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3311 04-25

Semi-Annual Shareholder Report

April 30, 2025

International Equity Fund

Class C

WFEFX

This semi-annual shareholder report contains important information about International Equity Fund for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$99	1.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$220,859,325
# of portfolio holdings	56
Portfolio turnover rate	14%
Total advisory fees paid	$699,618

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

AXA SA	3.4
Allianz SE	3.1
Vinci SA	3.0
SAP SE	3.0
ING Groep NV	2.8
Novartis AG	2.6
Hitachi Ltd.	2.6
LVMH Moet Hennessy Louis Vuitton SE	2.5
Barclays PLC	2.5
Rio Tinto PLC	2.4

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

France	21.8
Germany	18.9
United Kingdom	18.8
Japan	15.5
Netherlands	6.9
Switzerland	4.2
United States	3.0
Canada	2.7
South Korea	2.3
Denmark	1.8
Other	4.1

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	21.8
Industrials	19.3
Information technology	12.1
Health care	10.1
Consumer staples	9.5
Consumer discretionary	9.2
Energy	4.7
Materials	4.3
Communication services	3.8
Utilities	3.2
Investment companies	2.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3521 04-25

Semi-Annual Shareholder Report

April 30, 2025

International Equity Fund

Class R6

WFEHX

This semi-annual shareholder report contains important information about International Equity Fund for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$41	0.79%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$220,859,325
# of portfolio holdings	56
Portfolio turnover rate	14%
Total advisory fees paid	$699,618

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

AXA SA	3.4
Allianz SE	3.1
Vinci SA	3.0
SAP SE	3.0
ING Groep NV	2.8
Novartis AG	2.6
Hitachi Ltd.	2.6
LVMH Moet Hennessy Louis Vuitton SE	2.5
Barclays PLC	2.5
Rio Tinto PLC	2.4

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

France	21.8
Germany	18.9
United Kingdom	18.8
Japan	15.5
Netherlands	6.9
Switzerland	4.2
United States	3.0
Canada	2.7
South Korea	2.3
Denmark	1.8
Other	4.1

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	21.8
Industrials	19.3
Information technology	12.1
Health care	10.1
Consumer staples	9.5
Consumer discretionary	9.2
Energy	4.7
Materials	4.3
Communication services	3.8
Utilities	3.2
Investment companies	2.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4684 04-25

Semi-Annual Shareholder Report

April 30, 2025

International Equity Fund

Institutional Class

WFENX

This semi-annual shareholder report contains important information about International Equity Fund for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$44	0.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$220,859,325
# of portfolio holdings	56
Portfolio turnover rate	14%
Total advisory fees paid	$699,618

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

AXA SA	3.4
Allianz SE	3.1
Vinci SA	3.0
SAP SE	3.0
ING Groep NV	2.8
Novartis AG	2.6
Hitachi Ltd.	2.6
LVMH Moet Hennessy Louis Vuitton SE	2.5
Barclays PLC	2.5
Rio Tinto PLC	2.4

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

France	21.8
Germany	18.9
United Kingdom	18.8
Japan	15.5
Netherlands	6.9
Switzerland	4.2
United States	3.0
Canada	2.7
South Korea	2.3
Denmark	1.8
Other	4.1

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	21.8
Industrials	19.3
Information technology	12.1
Health care	10.1
Consumer staples	9.5
Consumer discretionary	9.2
Energy	4.7
Materials	4.3
Communication services	3.8
Utilities	3.2
Investment companies	2.0

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4117 04-25

Semi-Annual Shareholder Report

April 30, 2025

Special Global Small Cap Fund

Administrator Class

EKGYX

This semi-annual shareholder report contains important information about Special Global Small Cap Fund for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$67	1.39%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$112,959,310
# of portfolio holdings	96
Portfolio turnover rate	17%
Total advisory fees paid	$522,922

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Innospec, Inc.	3.1
Alten SA	2.7
Hanover Insurance Group, Inc.	2.5
Novanta, Inc.	2.5
Gibraltar Industries, Inc.	2.4
Viscofan SA	2.3
Brady Corp. Class A	2.1
Graphic Packaging Holding Co.	2.0
J&J Snack Foods Corp.	2.0
MEITEC Group Holdings, Inc.	2.0

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

United States	58.6
Japan	11.3
United Kingdom	8.4
Germany	3.2
Italy	3.1
France	2.8
Canada	2.8
Spain	2.4
Sweden	2.1
Australia	1.9
Other	3.4

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	28.6
Information technology	18.9
Financials	12.6
Materials	10.8
Consumer staples	10.3
Health care	6.6
Consumer discretionary	5.7
Real estate	5.0
Energy	1.0
Communication services	0.5

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since November 1, 2024.

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4701 04-25

Semi-Annual Shareholder Report

April 30, 2025

Special Global Small Cap Fund

Class A

EKGAX

This semi-annual shareholder report contains important information about Special Global Small Cap Fund for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$71	1.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$112,959,310
# of portfolio holdings	96
Portfolio turnover rate	17%
Total advisory fees paid	$522,922

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Innospec, Inc.	3.1
Alten SA	2.7
Hanover Insurance Group, Inc.	2.5
Novanta, Inc.	2.5
Gibraltar Industries, Inc.	2.4
Viscofan SA	2.3
Brady Corp. Class A	2.1
Graphic Packaging Holding Co.	2.0
J&J Snack Foods Corp.	2.0
MEITEC Group Holdings, Inc.	2.0

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

United States	58.6
Japan	11.3
United Kingdom	8.4
Germany	3.2
Italy	3.1
France	2.8
Canada	2.8
Spain	2.4
Sweden	2.1
Australia	1.9
Other	3.4

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	28.6
Information technology	18.9
Financials	12.6
Materials	10.8
Consumer staples	10.3
Health care	6.6
Consumer discretionary	5.7
Real estate	5.0
Energy	1.0
Communication services	0.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4305 04-25

Semi-Annual Shareholder Report

April 30, 2025

Special Global Small Cap Fund

Class C

EKGCX

This semi-annual shareholder report contains important information about Special Global Small Cap Fund for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$106	2.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$112,959,310
# of portfolio holdings	96
Portfolio turnover rate	17%
Total advisory fees paid	$522,922

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Innospec, Inc.	3.1
Alten SA	2.7
Hanover Insurance Group, Inc.	2.5
Novanta, Inc.	2.5
Gibraltar Industries, Inc.	2.4
Viscofan SA	2.3
Brady Corp. Class A	2.1
Graphic Packaging Holding Co.	2.0
J&J Snack Foods Corp.	2.0
MEITEC Group Holdings, Inc.	2.0

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

United States	58.6
Japan	11.3
United Kingdom	8.4
Germany	3.2
Italy	3.1
France	2.8
Canada	2.8
Spain	2.4
Sweden	2.1
Australia	1.9
Other	3.4

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	28.6
Information technology	18.9
Financials	12.6
Materials	10.8
Consumer staples	10.3
Health care	6.6
Consumer discretionary	5.7
Real estate	5.0
Energy	1.0
Communication services	0.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0429 04-25

Semi-Annual Shareholder Report

April 30, 2025

Special Global Small Cap Fund

Institutional Class

EKGIX

This semi-annual shareholder report contains important information about Special Global Small Cap Fund for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$55	1.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$112,959,310
# of portfolio holdings	96
Portfolio turnover rate	17%
Total advisory fees paid	$522,922

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Innospec, Inc.	3.1
Alten SA	2.7
Hanover Insurance Group, Inc.	2.5
Novanta, Inc.	2.5
Gibraltar Industries, Inc.	2.4
Viscofan SA	2.3
Brady Corp. Class A	2.1
Graphic Packaging Holding Co.	2.0
J&J Snack Foods Corp.	2.0
MEITEC Group Holdings, Inc.	2.0

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

United States	58.6
Japan	11.3
United Kingdom	8.4
Germany	3.2
Italy	3.1
France	2.8
Canada	2.8
Spain	2.4
Sweden	2.1
Australia	1.9
Other	3.4

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	28.6
Information technology	18.9
Financials	12.6
Materials	10.8
Consumer staples	10.3
Health care	6.6
Consumer discretionary	5.7
Real estate	5.0
Energy	1.0
Communication services	0.5

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4148 04-25

Semi-Annual Shareholder Report

April 30, 2025

Special International Small Cap Fund

Class A

ASPAX

This semi-annual shareholder report contains important information about Special International Small Cap Fund for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$68	1.34%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$187,085,466
# of portfolio holdings	79
Portfolio turnover rate	27%
Total advisory fees paid	$683,503

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Viscofan SA	2.9
Alten SA	2.7
MEITEC Group Holdings, Inc.	2.7
Buzzi SpA	2.5
Orix JREIT, Inc.	2.4
DTS Corp.	2.3
Nomad Foods Ltd.	2.3
PrairieSky Royalty Ltd.	2.1
Tate & Lyle PLC	2.0
TAG Immobilien AG	1.9

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Japan	31.4
United Kingdom	15.3
Italy	8.2
Germany	5.8
Canada	5.1
Sweden	4.8
Spain	4.1
Australia	3.7
Switzerland	3.5
Norway	3.5
Other	14.6

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	29.5
Consumer staples	13.6
Information technology	13.2
Materials	11.7
Financials	10.3
Consumer discretionary	8.7
Real estate	6.3
Energy	3.1
Health care	2.5
International Equity	0.7
Communication services	0.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4338 04-25

Semi-Annual Shareholder Report

April 30, 2025

Special International Small Cap Fund

Class C

ACPCX

This semi-annual shareholder report contains important information about Special International Small Cap Fund for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$79	1.56%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$187,085,466
# of portfolio holdings	79
Portfolio turnover rate	27%
Total advisory fees paid	$683,503

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Viscofan SA	2.9
Alten SA	2.7
MEITEC Group Holdings, Inc.	2.7
Buzzi SpA	2.5
Orix JREIT, Inc.	2.4
DTS Corp.	2.3
Nomad Foods Ltd.	2.3
PrairieSky Royalty Ltd.	2.1
Tate & Lyle PLC	2.0
TAG Immobilien AG	1.9

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Japan	31.4
United Kingdom	15.3
Italy	8.2
Germany	5.8
Canada	5.1
Sweden	4.8
Spain	4.1
Australia	3.7
Switzerland	3.5
Norway	3.5
Other	14.6

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	29.5
Consumer staples	13.6
Information technology	13.2
Materials	11.7
Financials	10.3
Consumer discretionary	8.7
Real estate	6.3
Energy	3.1
Health care	2.5
International Equity	0.7
Communication services	0.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4583 04-25

Semi-Annual Shareholder Report

April 30, 2025

Special International Small Cap Fund

Class R6

WICRX

This semi-annual shareholder report contains important information about Special International Small Cap Fund for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$48	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$187,085,466
# of portfolio holdings	79
Portfolio turnover rate	27%
Total advisory fees paid	$683,503

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Viscofan SA	2.9
Alten SA	2.7
MEITEC Group Holdings, Inc.	2.7
Buzzi SpA	2.5
Orix JREIT, Inc.	2.4
DTS Corp.	2.3
Nomad Foods Ltd.	2.3
PrairieSky Royalty Ltd.	2.1
Tate & Lyle PLC	2.0
TAG Immobilien AG	1.9

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Japan	31.4
United Kingdom	15.3
Italy	8.2
Germany	5.8
Canada	5.1
Sweden	4.8
Spain	4.1
Australia	3.7
Switzerland	3.5
Norway	3.5
Other	14.6

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	29.5
Consumer staples	13.6
Information technology	13.2
Materials	11.7
Financials	10.3
Consumer discretionary	8.7
Real estate	6.3
Energy	3.1
Health care	2.5
International Equity	0.7
Communication services	0.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4818 04-25

Semi-Annual Shareholder Report

April 30, 2025

Special International Small Cap Fund

Institutional Class

WICIX

This semi-annual shareholder report contains important information about Special International Small Cap Fund for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$54	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Total net assets	$187,085,466
# of portfolio holdings	79
Portfolio turnover rate	27%
Total advisory fees paid	$683,503

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Viscofan SA	2.9
Alten SA	2.7
MEITEC Group Holdings, Inc.	2.7
Buzzi SpA	2.5
Orix JREIT, Inc.	2.4
DTS Corp.	2.3
Nomad Foods Ltd.	2.3
PrairieSky Royalty Ltd.	2.1
Tate & Lyle PLC	2.0
TAG Immobilien AG	1.9

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Japan	31.4
United Kingdom	15.3
Italy	8.2
Germany	5.8
Canada	5.1
Sweden	4.8
Spain	4.1
Australia	3.7
Switzerland	3.5
Norway	3.5
Other	14.6

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	29.5
Consumer staples	13.6
Information technology	13.2
Materials	11.7
Financials	10.3
Consumer discretionary	8.7
Real estate	6.3
Energy	3.1
Health care	2.5
International Equity	0.7
Communication services	0.4

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4725 04-25

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring Managed Account
Allspring Managed Account CoreBuilder® Shares – Series EM
Long Form Financial Statements
Semi-Annual Report
April 30, 2025

Allspring Managed Account | 1

Portfolio of investments—April 30, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 94.67%
Brazil: 3.38%
B3 SA - Brasil Bolsa Balcao (Financials, Capital markets)	25,600	$60,852
Banco BTG Pactual SA (Financials, Capital markets)	14,800	99,385
Multiplan Empreendimentos Imobiliarios SA (Real estate, Real estate management & development)	15,100	68,487
		228,724
China: 17.03%
China Resources Land Ltd. (Real estate, Real estate management & development)	30,900	103,966
China State Construction International Holdings Ltd. (Industrials, Construction & engineering)	47,410	69,884
China Tower Corp. Ltd. Class H (Communication services, Diversified telecommunication services)144A	48,000	69,527
Chinasoft International Ltd. (Information technology, IT services)	92,000	58,637
CITIC Securities Co. Ltd. Class H (Financials, Capital markets)	23,000	56,845
Focus Media Information Technology Co. Ltd. Class A (Communication services, Media)	68,400	67,896
Gree Electric Appliances, Inc. of Zhuhai Class A (Consumer discretionary, Household durables)	9,500	59,611
Inner Mongolia Yili Industrial Group Co. Ltd. Class A (Consumer staples, Food products)	29,400	120,468
Kweichow Moutai Co. Ltd. Class A (Consumer staples, Beverages)	610	129,961
Midea Group Co. Ltd. Class A (Consumer discretionary, Household durables)	7,700	78,067
NARI Technology Co. Ltd. Class A (Industrials, Electrical equipment)	30,200	92,143
SF Holding Co. Ltd. Class A (Industrials, Air freight & logistics)	11,800	70,697
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (Health care, Health care equipment & supplies)	3,200	96,780
Shenzhou International Group Holdings Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	11,200	77,635
		1,152,117
Greece: 0.92%
Hellenic Telecommunications Organization SA (Communication services, Diversified telecommunication services)	3,281	62,264
Hungary: 1.24%
OTP Bank Nyrt (Financials, Banks)	1,132	83,619
India: 30.12%
Ashok Leyland Ltd. (Industrials, Machinery)	25,481	68,026
Bajaj Auto Ltd. (Consumer discretionary, Automobiles)	1,662	157,902
DLF Ltd. (Real estate, Real estate management & development)	12,664	101,013
Embassy Office Parks REIT (Real estate, Office REITs)	43,487	196,465
GAIL India Ltd. (Utilities, Gas utilities)	65,218	145,797
Hyundai Motor India Ltd. (Consumer discretionary, Automobiles)†	4,331	87,539
LIC Housing Finance Ltd. (Financials, Financial services)	8,798	62,723
Nexus Select Trust (Real estate, Retail REITs)	56,061	86,032
NHPC Ltd. (Utilities, Independent power and renewable electricity producers)	247,233	250,578
Nippon Life India Asset Management Ltd. (Financials, Capital markets)144A	19,131	144,478
Nuvama Wealth Management Ltd. (Financials, Capital markets)	723	52,404
Power Finance Corp. Ltd. (Financials, Financial services)	23,439	113,383
The accompanying notes are an integral part of these financial statements.
2 | Allspring Managed Account

Portfolio of investments—April 30, 2025 (unaudited)

	Shares	Value
India(continued)
Power Grid Corp. of India Ltd. (Utilities, Electric utilities)	53,613	$194,719
Shriram Finance Ltd. (Financials, Consumer finance)	26,618	192,893
State Bank of India (Financials, Banks)	19,592	182,981
		2,036,933
Indonesia: 0.97%
Indofood CBP Sukses Makmur Tbk. PT (Consumer staples, Food products)	96,100	65,707
Kuwait: 0.93%
National Bank of Kuwait SAKP (Financials, Banks)	20,288	63,094
Malaysia: 0.87%
Hong Leong Bank Bhd. (Financials, Banks)	12,700	58,866
Mexico: 2.01%
Grupo Financiero Banorte SAB de CV Class O (Financials, Banks)	8,500	72,883
Prologis Property Mexico SA de CV (Real estate, Industrial REITs)	17,700	62,811
		135,694
Philippines: 1.03%
Bank of the Philippine Islands (Financials, Banks)	27,858	69,849
Poland: 2.00%
Bank Polska Kasa Opieki SA (Financials, Banks)	1,460	73,178
Budimex SA (Industrials, Construction & engineering)	369	62,021
		135,199
Saudi Arabia: 4.26%
Al Rajhi Bank (Financials, Banks)	4,139	107,523
Etihad Etisalat Co. (Communication services, Wireless telecommunication services)	10,774	180,383
		287,906
Singapore: 1.02%
BOC Aviation Ltd. (Industrials, Trading companies & distributors)144A	9,200	68,948
South Africa: 0.88%
Foschini Group Ltd. (Consumer discretionary, Specialty retail)	8,538	59,335
South Korea: 10.69%
Coway Co. Ltd. (Consumer discretionary, Household durables)	1,050	64,649
HD Hyundai Marine Solution Co. Ltd. Class C (Industrials, Machinery)	630	68,045
KEPCO Plant Service & Engineering Co. Ltd. (Industrials, Commercial services & supplies)	1,880	58,077
Kia Corp. (Consumer discretionary, Automobiles)	1,932	122,785
Macquarie Korea Infrastructure Fund (Financials, Capital markets)	7,693	62,005
Misto Holdings Corp. (Consumer discretionary, Textiles, apparel & luxury goods)	1,903	49,486
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	7,647	298,367
		723,414
Taiwan: 12.50%
Cathay Financial Holding Co. Ltd. (Financials, Insurance)	43,000	79,228
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 3

Portfolio of investments—April 30, 2025 (unaudited)

	Shares	Value
Taiwan(continued)
Delta Electronics, Inc. (Information technology, Electronic equipment, instruments & components)	7,000	$73,347
Elan Microelectronics Corp. (Information technology, Semiconductors & semiconductor equipment)	22,000	90,489
Hon Hai Precision Industry Co. Ltd. (Information technology, Electronic equipment, instruments & components)	10,000	44,553
Largan Precision Co. Ltd. (Information technology, Electronic equipment, instruments & components)	1,025	73,074
MediaTek, Inc. (Information technology, Semiconductors & semiconductor equipment)	7,000	297,451
Quanta Computer, Inc. (Information technology, Technology hardware, storage & peripherals)	10,000	75,127
Sercomm Corp. (Information technology, Communications equipment)	16,000	52,438
Teco Electric & Machinery Co. Ltd. (Industrials, Electrical equipment)	39,000	59,768
		845,475
Thailand: 1.40%
Bangkok Dusit Medical Services PCL Class F (Health care, Health care providers & services)	133,000	94,430
United Arab Emirates: 1.79%
Emaar Properties PJSC (Real estate, Real estate management & development)	17,456	62,375
Emirates Telecommunications Group Co. PJSC (Communication services, Diversified telecommunication services)	12,456	59,006
		121,381
United Kingdom: 1.63%
Fresnillo PLC (Materials, Metals & mining)	8,215	110,102
Total common stocks (Cost $6,131,176)		6,403,057

	Dividend rate
Preferred stocks: 2.45%
South Korea: 2.45%
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	0.26	5,018	165,647
Total preferred stocks (Cost $202,220)			165,647

		Yield
Short-term investments: 2.32%
Investment companies: 2.32%
Allspring Government Money Market Fund Select Class♠∞		4.26%	157,018	157,018
Total short-term investments (Cost $157,018)				157,018
Total investments in securities (Cost $6,490,414)	99.44%			6,725,722
Other assets and liabilities, net	0.56			37,730
Total net assets	100.00%			$6,763,452

The accompanying notes are an integral part of these financial statements.
4 | Allspring Managed Account

Portfolio of investments—April 30, 2025 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$183,300	$2,543,602	$(2,569,884)	$0	$0	$157,018	157,018	$4,352
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 5

Statement of assets and liabilities—April 30, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $6,333,396)	$6,568,704
Investments in affiliated securities, at value (cost $157,018)	157,018
Cash	6
Foreign currency, at value (cost $23,470)	23,563
Receivable for Fund shares sold	12,364
Receivable for dividends	10,902
Receivable from manager	8,020
Total assets	6,780,577
Liabilities
Payable for investments purchased	9,713
Professional fees payable	5,124
Accrued expenses and other liabilities	2,288
Total liabilities	17,125
Total net assets	$6,763,452
Net assets consist of
Paid-in capital	$6,738,450
Total distributable earnings	25,002
Total net assets	$6,763,452
Computation of net asset value per share
Net assets	$6,763,452
Shares outstanding[1]	327,402
Net asset value per share	$20.66
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Managed Account

Statement of operations—six months ended April 30, 2025 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $12,376)	$73,169
Income from affiliated securities	4,352
Interest	16
Total investment income	77,537
Expenses
Custody and accounting fees	70,689
Professional fees	53,531
Registration fees	20,291
Shareholder report expenses	3,728
Trustees’ fees and expenses	4,267
Other fees and expenses	4,713
Total expenses	157,219
Less: Fee waivers and/or expense reimbursements	(157,219)
Net expenses	0
Net investment income	77,537
Realized and unrealized gains (losses) on investments
Net realized losses on
Unaffiliated securities	(183,368)
Foreign currency and foreign currency translations	(6,610)
Net realized losses on investments	(189,978)
Net change in unrealized gains (losses) on
Unaffiliated securities (net of deferred foreign capital gains tax of $24,026)	(98,036)
Foreign currency and foreign currency translations	383
Net change in unrealized gains (losses) on investments	(97,653)
Net realized and unrealized gains (losses) on investments	(287,631)
Net decrease in net assets resulting from operations	$(210,094)
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended April 30, 2025 (unaudited)		Year ended October 31, 2024
Operations
Net investment income		$77,537		$165,156
Net realized gains (losses) on investments		(189,978)		245,702
Net change in unrealized gains (losses) on investments		(97,653)		474,026
Net increase (decrease) in net assets resulting from operations		(210,094)		884,884
Distributions to shareholders from
Net investment income and net realized gains		(360,674)		(191,105)
Capital share transactions	Shares		Shares
Proceeds from shares sold	68,526	1,426,134	38,312	893,266
Reinvestment of distributions	13,219	283,412	7,413	166,658
Payment for shares redeemed	(29,632)	(631,677)	(562)	(11,971)
Net increase in net assets resulting from capital share transactions		1,077,869		1,047,953
Total increase in net assets		507,101		1,741,732
Net assets
Beginning of period		6,256,351		4,514,619
End of period		$6,763,452		$6,256,351
The accompanying notes are an integral part of these financial statements.
8 | Allspring Managed Account

Financial highlights
Financial highlights

(For a share outstanding throughout the period)

	Six months ended April 30, 2025 (unaudited)	Year ended October 31
		2024	2023[1]
Net asset value, beginning of period	$22.73	$19.62	$20.00
Net investment income	0.26 [2]	0.69 [2]	0.61 [2]
Net realized and unrealized gains (losses) on investments	(1.02)	3.22	(0.44)
Total from investment operations	(0.76)	3.91	0.17
Distributions to shareholders from
Net investment income	(0.28)	(0.59)	(0.55)
Net realized gains	(1.03)	(0.21)	0.00
Total distributions to shareholders	(1.31)	(0.80)	(0.55)
Net asset value, end of period	$20.66	$22.73	$19.62
Total return[3]	(3.46)%	20.04%	0.66%
Ratios to average net assets (annualized)
Gross expenses	5.04%	3.58%	3.95%
Net expenses[4]	0.00%	0.00%	0.00%
Net investment income	2.49%	3.03%	3.05%
Supplemental data
Portfolio turnover rate	46%	107%	92%
Net assets, end of period (000s omitted)	$6,763	$6,256	$4,515

[1]	For the period from November 16, 2022 (commencement of operations) to October 31, 2023
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 9

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Managed Account CoreBuilder® Shares - Series EM (the “Fund”) which is a diversified series of the Trust.
The Fund is a special purpose fund invested primarily in foreign equity securities and is intended to be used in combination with selected individual securities to effectively model institutional-level investment strategies. The Fund is intended to help enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2025, such fair value pricing was used in pricing certain foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from
10 | Allspring Managed Account

Notes to financial statements (unaudited)
changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the period since commencement of operations are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of April 30, 2025, the aggregate cost of all investments for federal income tax purposes was $6,557,277 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$461,704
Gross unrealized losses	(293,259)
Net unrealized gains	$168,445
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Managed Account | 11

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$228,724	$0	$0	$228,724
China	0	1,152,117	0	1,152,117
Greece	0	62,264	0	62,264
Hungary	0	83,619	0	83,619
India	173,571	1,863,362	0	2,036,933
Indonesia	65,707	0	0	65,707
Kuwait	0	63,094	0	63,094
Malaysia	0	58,866	0	58,866
Mexico	135,694	0	0	135,694
Philippines	0	69,849	0	69,849
Poland	0	135,199	0	135,199
Saudi Arabia	180,383	107,523	0	287,906
Singapore	0	68,948	0	68,948
South Africa	59,335	0	0	59,335
South Korea	0	723,414	0	723,414
Taiwan	0	845,475	0	845,475
Thailand	0	94,430	0	94,430
United Arab Emirates	59,006	62,375	0	121,381
United Kingdom	0	110,102	0	110,102
Preferred stocks
South Korea	0	165,647	0	165,647
Short-term investments
Investment companies	157,018	0	0	157,018
Total assets	$1,059,438	$5,666,284	$0	$6,725,722
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At April 30, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
The Trust has entered into an investment management contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The manager is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Allspring Funds Management does not receive a fee from the Fund but is entitled to receive fees from separately managed account sponsors of the wrap-fee programs. Out of these fees, Allspring Funds Management pays Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, for its services as the subadviser to the Fund.
Generally, no ordinary operating fees or expenses are charged to the Fund. Allspring Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund including acquired fund fees and expenses, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended April 30, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2025 were $3,688,460 and $2,813,858, respectively.
12 | Allspring Managed Account

Notes to financial statements (unaudited)
6.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended April 30, 2025, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION RISK
Concentration risk exists when a shareholder owns a large amount of shares of the Fund. A fund with a concentration of ownership may be more affected by the investment activity of those shareholders than would be a fund that does not have any ownership concentration. As of April 30, 2025, Allspring Funds Management or one of its affiliates owned 78% of the Fund.
As of the end of the period, the Fund concentrated its portfolio of investments in the financial sector and Asia/Pacific ex-Japan. A fund that invests a substantial portion of its assets in any sector or geographic region may be more affected by changes in that sector or geographic region than would be a fund whose investments are not heavily weighted in any sector or geographic region.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Managed Account | 13

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

14 | Allspring Managed Account

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Managed Account | 15

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
Attn:  Managed Account Services
P.O. Box 1450
Milwaukee, WI 53201
Website: allspringglobal.com
Telephone: 1-888-877-9275

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-888-877-9275 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS4904 04-25

Allspring Emerging Markets Equity Fund
Long Form Financial Statements
Semi-Annual Report
April 30, 2025

Allspring Emerging Markets Equity Fund | 1

Portfolio of investments—April 30, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.95%
Brazil: 4.89%
Ambev SA ADR (Consumer staples, Beverages)	7,522,792	$19,032,664
B3 SA - Brasil Bolsa Balcao (Financials, Capital markets)	16,900,515	40,173,026
Banco Bradesco SA ADR (Financials, Banks)	3,876,276	9,535,639
Cia Brasileira de Aluminio (Materials, Metals & mining)†	5,132,562	3,554,262
Hapvida Participacoes e Investimentos SA (Health care, Health care providers & services)144A†	22,758,516	9,303,676
Localiza Rent a Car SA (Industrials, Ground transportation)	2,184,893	16,539,299
Lojas Renner SA (Consumer discretionary, Specialty retail)	7,289,941	18,767,088
Magazine Luiza SA (Consumer discretionary, Broadline retail)	2,259,980	3,711,446
Multiplan Empreendimentos Imobiliarios SA (Real estate, Real estate management & development)	1,796,906	8,149,980
Petroleo Brasileiro SA ADR (Energy, Oil, gas & consumable fuels)	522,079	5,894,272
Raia Drogasil SA (Consumer staples, Consumer staples distribution & retail)	2,813,320	9,835,206
Suzano SA (Materials, Paper & forest products)	730,900	6,449,780
Vale SA Class B ADR (Materials, Metals & mining)	1,590,978	14,812,005
		165,758,343
Chile: 1.92%
Banco Santander Chile ADR (Financials, Banks)	1,090,492	26,269,952
Falabella SA (Consumer discretionary, Broadline retail)	5,896,289	26,773,632
Sociedad Quimica y Minera de Chile SA ADR (Materials, Chemicals)	354,691	12,130,432
		65,174,016
China: 21.04%
Agora, Inc. ADR (Information technology, Software)†	1,084,765	3,558,029
Alibaba Group Holding Ltd. (Consumer discretionary, Broadline retail)	8,934,696	133,395,250
China Literature Ltd. (Communication services, Media)144A†	5,226,168	18,147,652
China Meidong Auto Holdings Ltd. (Consumer discretionary, Specialty retail)	9,373,400	2,501,797
GreenTree Hospitality Group Ltd. ADR (Consumer discretionary, Hotels, restaurants & leisure)	2,531,768	5,164,807
Kanzhun Ltd. ADR (Communication services, Interactive media & services)†	1,249,798	19,121,909
Kingdee International Software Group Co. Ltd. (Information technology, Software)†	17,990,000	30,597,094
Li Auto, Inc. Class A (Consumer discretionary, Automobiles)†	1,456,000	17,740,880
Li Ning Co. Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	8,627,707	16,266,145
Meituan Class B (Consumer discretionary, Hotels, restaurants & leisure)144A†	3,754,870	62,171,027
Tencent Holdings Ltd. (Communication services, Interactive media & services)	3,305,600	202,471,114
Tencent Music Entertainment Group ADR (Communication services, Entertainment)	2,781,402	37,326,415
The accompanying notes are an integral part of these financial statements.
2 | Allspring Emerging Markets Equity Fund

Portfolio of investments—April 30, 2025 (unaudited)

	Shares	Value
China(continued)
Trip.com Group Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	651,682	$39,257,838
Tsingtao Brewery Co. Ltd. Class H (Consumer staples, Beverages)	3,924,500	27,732,378
Vipshop Holdings Ltd. ADR (Consumer discretionary, Broadline retail)	2,698,967	36,759,931
Want Want China Holdings Ltd. (Consumer staples, Food products)	54,582,800	35,719,733
Xiaomi Corp. Class B (Information technology, Technology hardware, storage & peripherals)144A†	3,603,900	23,072,886
Zepp Health Corp. ADR (Information technology, Electronic equipment, instruments & components)†	609,822	1,585,537
		712,590,422
Colombia: 0.46%
Bancolombia SA ADR (Financials, Banks)	389,100	15,688,512
Hong Kong: 3.71%
AIA Group Ltd. (Financials, Insurance)	6,827,700	51,159,353
Sun Art Retail Group Ltd. (Consumer staples, Consumer staples distribution & retail)	52,455,400	12,518,833
WH Group Ltd. (Consumer staples, Food products)144A	69,188,195	61,868,588
		125,546,774
India: 18.58%
ASK Automotive Ltd. (Consumer discretionary, Automobile components)	2,559,155	12,084,595
Axis Bank Ltd. (Financials, Banks)	3,301,923	46,316,435
Bajaj Finance Ltd. (Financials, Consumer finance)	153,281	15,640,256
Bharti Airtel Ltd. (Communication services, Wireless telecommunication services)	4,624,052	101,998,412
Fortis Healthcare Ltd. (Health care, Health care providers & services)	2,952,389	23,941,628
HDFC Bank Ltd. (Financials, Banks)	4,027,773	91,486,619
HDFC Bank Ltd. New York Stock Exchange ADR (Financials, Banks)	167,209	12,154,422
Hexaware Technologies Ltd. (Information technology, IT services)	1,170,834	9,694,153
Infosys Ltd. (Information technology, IT services)	869,831	15,376,814
ITC Ltd. (Consumer staples, Tobacco)	11,501,374	57,909,390
Kotak Mahindra Bank Ltd. (Financials, Banks)	899,514	23,509,529
Nexus Select Trust (Real estate, Retail REITs)	17,437,066	26,759,177
NTPC Green Energy Ltd. (Utilities, Independent power and renewable electricity producers)†	5,555,604	6,589,095
Reliance Industries Ltd. National Stock Exchange of India (Energy, Oil, gas & consumable fuels)	774,124	12,853,806
Reliance Industries Ltd. GDR (Energy, Oil, gas & consumable fuels)144A	1,761,187	114,769,633
SBI Life Insurance Co. Ltd. (Financials, Insurance)144A	922,345	19,289,999
Tata Consultancy Services Ltd. (Information technology, IT services)	118,196	4,824,746
UltraTech Cement Ltd. (Materials, Construction materials)	247,504	34,106,667
		629,305,376
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 3

Portfolio of investments—April 30, 2025 (unaudited)

	Shares	Value
Indonesia: 4.30%
Astra International Tbk. PT (Industrials, Industrial conglomerates)	104,862,600	$30,308,010
Bank Central Asia Tbk. PT (Financials, Banks)	57,489,400	30,566,556
Bank Rakyat Indonesia Persero Tbk. PT (Financials, Banks)	72,292,500	16,743,647
Sumber Alfaria Trijaya Tbk. PT (Consumer staples, Consumer staples distribution & retail)	48,000,000	6,213,824
Telkom Indonesia Persero Tbk. PT (Communication services, Diversified telecommunication services)	256,500,000	40,429,185
Telkom Indonesia Persero Tbk. PT New York Stock Exchange ADR (Communication services, Diversified telecommunication services)	1,377,471	21,529,872
		145,791,094
Luxembourg: 2.04%
Allegro.eu SA (Consumer discretionary, Broadline retail)144A†	1,062,252	9,320,644
InPost SA (Industrials, Air freight & logistics)†	2,664,615	45,010,365
Zabka Group SA (Consumer staples, Consumer staples distribution & retail)†	2,579,196	14,720,581
		69,051,590
Mexico: 4.36%
America Movil SAB de CV ADR (Communication services, Wireless telecommunication services)	1,869,495	32,230,094
Becle SAB de CV (Consumer staples, Beverages)	13,609,921	15,733,251
Cemex SAB de CV ADR (Materials, Construction materials)	3,158,277	19,486,569
Fibra Uno Administracion SA de CV (Real estate, Diversified REITs)	12,888,350	16,680,162
Fomento Economico Mexicano SAB de CV ADR (Consumer staples, Beverages)	335,412	35,322,238
Grupo Financiero Banorte SAB de CV Class O (Financials, Banks)	1,483,566	12,720,819
Wal-Mart de Mexico SAB de CV (Consumer staples, Consumer staples distribution & retail)	4,872,900	15,438,325
		147,611,458
Philippines: 0.73%
Ayala Corp. (Industrials, Industrial conglomerates)	837,624	8,991,008
San Miguel Food & Beverage, Inc. (Consumer staples, Food products)	3,495,810	3,248,277
SM Investments Corp. (Industrials, Industrial conglomerates)	812,873	12,653,560
		24,892,845
Russia: 0.00%
Ozon Holdings PLC ADR (Acquired 11-24-2020, cost $2,412,000) (Consumer discretionary, Broadline retail)♦‡†˃«	80,400	0
Sberbank of Russia PJSC (Acquired 8-18-2011, cost $17,232,150) (Financials, Banks)♦†˃	6,000,456	0
		0
Saudi Arabia: 0.44%
Saudi Arabian Oil Co. (Energy, Oil, gas & consumable fuels)144A	2,186,064	14,779,974
The accompanying notes are an integral part of these financial statements.
4 | Allspring Emerging Markets Equity Fund

Portfolio of investments—April 30, 2025 (unaudited)

	Shares	Value
Singapore: 2.44%
Grab Holdings Ltd. Class A (Industrials, Ground transportation)†	9,605,105	$46,872,912
Sea Ltd. ADR (Communication services, Entertainment)†	265,740	35,622,447
		82,495,359
South Africa: 3.30%
MTN Group Ltd. (Communication services, Wireless telecommunication services)	5,274,141	34,905,926
Shoprite Holdings Ltd. (Consumer staples, Consumer staples distribution & retail)	3,341,500	51,412,913
Standard Bank Group Ltd. (Financials, Banks)	2,047,090	25,564,378
		111,883,217
South Korea: 12.45%
KT Corp. ADR (Communication services, Diversified telecommunication services)	3,364,713	65,477,315
KT&G Corp. (Consumer staples, Tobacco)	359,091	28,983,766
LG Chem Ltd. (Materials, Chemicals)	91,809	13,914,597
NAVER Corp. (Communication services, Interactive media & services)	284,000	39,960,385
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	3,766,046	146,941,830
Samsung Life Insurance Co. Ltd. (Financials, Insurance)	505,848	30,713,880
Samsung SDI Co. Ltd. (Information technology, Electronic equipment, instruments & components)	54,375	6,733,288
SK Hynix, Inc. (Information technology, Semiconductors & semiconductor equipment)	512,500	63,946,200
SK Telecom Co. Ltd. (Communication services, Wireless telecommunication services)	466,000	17,804,352
SK Telecom Co. Ltd. New York Stock Exchange ADR (Communication services, Wireless telecommunication services)	330,000	7,124,700
		421,600,313
Taiwan: 13.98%
104 Corp. (Industrials, Professional services)	1,655,000	11,822,514
Delta Electronics, Inc. (Information technology, Electronic equipment, instruments & components)	1,420,000	14,879,039
MediaTek, Inc. (Information technology, Semiconductors & semiconductor equipment)	1,416,881	60,207,621
President Chain Store Corp. (Consumer staples, Consumer staples distribution & retail)	2,211,000	18,080,602
Taiwan Semiconductor Manufacturing Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	6,580,224	186,447,694
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Information technology, Semiconductors & semiconductor equipment)	926,052	154,363,608
Uni-President Enterprises Corp. (Consumer staples, Food products)	11,541,368	27,735,789
		473,536,867
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 5

Portfolio of investments—April 30, 2025 (unaudited)

	Shares	Value
Thailand: 2.46%
PTT Exploration & Production PCL (Energy, Oil, gas & consumable fuels)	2,822,639	$8,360,627
PTT PCL (Energy, Oil, gas & consumable fuels)	21,756,300	20,027,128
SCB X PCL (Financials, Banks)	6,339,500	22,326,914
Thai Beverage PCL (Consumer staples, Beverages)	84,927,000	32,548,154
		83,262,823
United Arab Emirates: 0.49%
Americana Restaurants International PLC (Consumer discretionary, Hotels, restaurants & leisure)	7,709,454	4,595,827
Talabat Holding PLC (Consumer discretionary, Hotels, restaurants & leisure)†	31,203,627	12,022,433
		16,618,260
United States: 1.36%
MercadoLibre, Inc. (Consumer discretionary, Broadline retail)†	13,402	31,238,052
Southern Copper Corp. (Materials, Metals & mining)	167,066	14,955,748
		46,193,800
Total common stocks (Cost $2,181,265,897)		3,351,781,043

	Interest rate	Maturity date	Principal
Convertible debentures: 0.00%
Brazil: 0.00%
Lupatech SA Series 1 (Energy, Oil & gas services)♦†	6.50%	4-15-2049	$303,000	0
Total convertible debentures (Cost $160,691)				0

	Dividend rate	Shares
Preferred stocks: 0.71%
Brazil: 0.71%
Gerdau SA (Materials, Metals & mining)	0.02	3,800,900	10,039,469
Itau Unibanco Holding SA (Financials, Banks)	0.00	1,257,100	7,881,310
Petroleo Brasileiro SA (Energy, Oil, gas & consumable fuels)	0.06	1,192,900	6,303,811
Total preferred stocks (Cost $26,787,353)			24,224,590

	Expiration date
Rights: 0.01%
South Korea: 0.01%
Samsung SDI Co. Ltd. (Information technology, Electronic equipment, instruments & components)†	5-22-2025	7,689	186,342
Total rights (Cost $0)			186,342
The accompanying notes are an integral part of these financial statements.
6 | Allspring Emerging Markets Equity Fund

Portfolio of investments—April 30, 2025 (unaudited)

	Expiration date	Shares	Value
Warrants: 0.00%
Brazil: 0.00%
Diagnosticos da America SA (Health care, Health care providers & services)♦†	4-30-2025	71,960	$0
Total warrants (Cost $0)			0

		Yield
Short-term investments: 1.06%
Investment companies: 1.06%
Allspring Government Money Market Fund Select Class♠∞		4.26%	35,834,970	35,834,970
Total short-term investments (Cost $35,834,970)				35,834,970
Total investments in securities (Cost $2,244,048,911)	100.73%			3,412,026,945
Other assets and liabilities, net	(0.73)			(24,632,759)
Total net assets	100.00%			$3,387,394,186

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
‡	Security is valued using significant unobservable inputs.
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $0 (original an aggregate cost of $19,644,150), representing 0.00% of its net assets as of period end.

«	This security is on loan pending return from the lending agent.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$53,915,664	$352,042,187	$(370,122,881)	$0	$0	$35,834,970	35,834,970	$945,100
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 7

Portfolio of investments—April 30, 2025 (unaudited)

Transactions with issuers that were no longer affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
Zepp Health Corp. ADR†	$1,957,529	$0	$(4)	$3	$(371,991)	$1,585,537	609,822	$0

†	Non-income-earning security
The accompanying notes are an integral part of these financial statements.
8 | Allspring Emerging Markets Equity Fund

Statement of assets and liabilities—April 30, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $2,208,213,941)	$3,376,191,975
Investments in affiliated securities, at value (cost $35,834,970)	35,834,970
Cash	5,615
Cash collateral for securities on loan	1,386,647
Foreign currency, at value (cost $7,334,558)	6,309,146
Receivable for investments sold	83,313,668
Receivable for dividends	5,674,361
Receivable for Fund shares sold	2,283,130
Prepaid expenses and other assets	155,293
Total assets	3,511,154,805
Liabilities
Payable for investments purchased	82,123,764
Contingent tax liability	35,216,904
Management fee payable	2,430,593
Payable for Fund shares redeemed	1,570,240
Payable upon receipt of securities loaned	1,389,168
Administration fees payable	323,621
Shareholder servicing fees payable	32,128
Distribution fee payable	1,381
Accrued expenses and other liabilities	672,820
Total liabilities	123,760,619
Total net assets	$3,387,394,186
Net assets consist of
Paid-in capital	$2,728,593,447
Total distributable earnings	658,800,739
Total net assets	$3,387,394,186
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 9

Statement of assets and liabilities—April 30, 2025 (unaudited)
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$132,890,527
Shares outstanding–Class A1	5,022,977
Net asset value per share–Class A	$26.46
Maximum offering price per share – Class A2	$28.07
Net assets–Class C	$2,313,872
Shares outstanding–Class C1	105,519
Net asset value per share–Class C	$21.93
Net assets–Class R6	$424,492,777
Shares outstanding–Class R6[1]	15,421,792
Net asset value per share–Class R6	$27.53
Net assets–Administrator Class	$28,500,604
Shares outstanding–Administrator Class[1]	1,016,595
Net asset value per share–Administrator Class	$28.04
Net assets–Institutional Class	$2,799,196,406
Shares outstanding–Institutional Class[1]	101,676,444
Net asset value per share–Institutional Class	$27.53
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Emerging Markets Equity Fund

Statement of operations—six months ended April 30, 2025 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $5,400,900)	$37,394,203
Income from affiliated securities	945,100
Interest (net of foreign withholding taxes of $36)	54,231
Total investment income	38,393,534
Expenses
Management fee	18,362,783
Administration fees
Class A	132,640
Class C	2,598
Class R6	64,992
Administrator Class	19,077
Institutional Class	1,950,197
Shareholder servicing fees
Class A	165,799
Class C	3,235
Administrator Class	36,454
Distribution fee
Class C	9,693
Custody and accounting fees	788,469
Professional fees	43,180
Registration fees	80,088
Shareholder report expenses	253,194
Trustees’ fees and expenses	16,529
Interest expense	2,464
Other fees and expenses	73,101
Total expenses	22,004,493
Less: Fee waivers and/or expense reimbursements
Fund-level	(1,799,147)
Class A	(18,352)
Class C	(1)
Class R6	(23,294)
Administrator Class	(2,389)
Institutional Class	(154,761)
Net expenses	20,006,549
Net investment income	18,386,985
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 11

Statement of operations—six months ended April 30, 2025 (unaudited)
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	$39,361,461
Foreign currency and foreign currency translations	(331,151)
Net realized gains on investments	39,030,310
Net change in unrealized gains (losses) on
Unaffiliated securities (net of deferred foreign capital gains tax of $125,580)	2,859,462
Foreign currency and foreign currency translations	153,009
Net change in unrealized gains (losses) on investments	3,012,471
Net realized and unrealized gains (losses) on investments	42,042,781
Net increase in net assets resulting from operations	$60,429,766
The accompanying notes are an integral part of these financial statements.
12 | Allspring Emerging Markets Equity Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended April 30, 2025 (unaudited)		Year ended October 31, 2024
Operations
Net investment income		$18,386,985		$51,182,529
Net realized gains (losses) on investments		39,030,310		(30,741,376)
Net change in unrealized gains (losses) on investments		3,012,471		741,182,906
Net increase in net assets resulting from operations		60,429,766		761,624,059
Distributions to shareholders from
Net investment income and net realized gains
Class A		(1,366,790)		(1,408,280)
Class C		(8,642)		0
Class R6		(6,177,753)		(5,834,546)
Administrator Class		(308,345)		(383,267)
Institutional Class		(41,020,869)		(41,698,111)
Total distributions to shareholders		(48,882,399)		(49,324,204)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	169,209	4,347,031	331,203	8,212,099
Class C	2,320	49,766	5,179	107,262
Class R6	1,221,868	32,331,603	5,027,588	129,085,596
Administrator Class	55,824	1,516,579	276,602	7,270,905
Institutional Class	8,956,038	239,846,916	23,495,406	599,920,307
		278,091,895		744,596,169
Reinvestment of distributions
Class A	49,280	1,239,401	54,473	1,286,646
Class C	413	8,633	0	0
Class R6	203,205	5,309,754	199,691	4,900,420
Administrator Class	11,430	304,610	15,147	378,820
Institutional Class	1,559,952	40,792,743	1,686,203	41,396,277
		47,655,141		47,962,163
Payment for shares redeemed
Class A	(634,293)	(16,341,527)	(1,336,519)	(33,118,669)
Class C	(37,367)	(785,616)	(106,557)	(2,162,475)
Class R6	(2,891,832)	(77,513,773)	(4,561,879)	(119,164,519)
Administrator Class	(195,013)	(5,319,986)	(699,376)	(18,545,707)
Institutional Class	(26,996,127)	(732,902,816)	(39,187,004)	(1,025,688,092)
		(832,863,718)		(1,198,679,462)
Net decrease in net assets resulting from capital share transactions		(507,116,682)		(406,121,130)
Total increase (decrease) in net assets		(495,569,315)		306,178,725
Net assets
Beginning of period		3,882,963,501		3,576,784,776
End of period		$3,387,394,186		$3,882,963,501
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 13

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2025 (unaudited)	Year ended October 31
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$26.33	$21.96	$20.18	$30.11	$27.39	$25.29
Net investment income (loss)	0.09 [1]	0.24 [1]	0.26 [1]	0.18 [1]	(0.07)[1]	0.00 [2]
Payment from affiliate	0.00	0.00	0.00	0.00	0.00	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.30	4.35	1.70	(10.04)	2.81	2.28
Total from investment operations	0.39	4.59	1.96	(9.86)	2.74	2.28
Distributions to shareholders from
Net investment income	(0.26)	(0.22)	(0.18)	(0.07)	(0.02)	(0.18)
Net asset value, end of period	$26.46	$26.33	$21.96	$20.18	$30.11	$27.39
Total return[3]	1.55%	21.04%	9.67%	(32.82)%	10.00%	9.03%[4]
Ratios to average net assets (annualized)
Gross expenses	1.54%	1.52%	1.57%	1.54%	1.48%	1.54%
Net expenses	1.41%	1.42%	1.42%	1.43%	1.46%	1.52%
Net investment income (loss)	0.74%	0.98%	1.12%	0.69%	(0.21)%	0.13%
Supplemental data
Portfolio turnover rate	4%	10%	4%	5%	9%	12%
Net assets, end of period (000s omitted)	$132,891	$143,196	$140,306	$139,997	$232,735	$210,393

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[4]	During the year ended October 31, 2020, the Fund received a payment from an affiliate that had an impact of less than 0.005% on total return.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Emerging Markets Equity Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2025 (unaudited)	Year ended October 31
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$21.75	$18.10	$16.64	$24.95	$22.86	$21.09
Net investment income (loss)	(0.01)[1]	0.04 [1]	0.07 [1]	(0.02)[1]	(0.27)[1]	(0.14)[1]
Payment from affiliate	0.00	0.00	0.00	0.00	0.00	0.04
Net realized and unrealized gains (losses) on investments	0.26	3.61	1.39	(8.29)	2.36	1.87
Total from investment operations	0.25	3.65	1.46	(8.31)	2.09	1.77
Distributions to shareholders from
Net investment income	(0.07)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$21.93	$21.75	$18.10	$16.64	$24.95	$22.86
Total return[2]	1.14%	20.17%	8.77%	(33.31)%	9.14%	8.39%[3]
Ratios to average net assets (annualized)
Gross expenses	2.28%	2.26%	2.32%	2.28%	2.23%	2.29%
Net expenses	2.18%	2.18%	2.19%	2.19%	2.22%	2.28%
Net investment income (loss)	(0.08)%	0.20%	0.34%	(0.11)%	(0.98)%	(0.64)%
Supplemental data
Portfolio turnover rate	4%	10%	4%	5%	9%	12%
Net assets, end of period (000s omitted)	$2,314	$3,048	$4,373	$5,558	$12,260	$20,149

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[3]	During the year ended October 31, 2020, the Fund received a payment from an affiliate which had a 0.18% impact on the total return.
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2025 (unaudited)	Year ended October 31
Class R6		2024	2023	2022	2021	2020
Net asset value, beginning of period	$27.44	$22.89	$21.06	$31.45	$28.59	$26.39
Net investment income	0.15 [1]	0.36 [1]	0.37 [1]	0.30 [1]	0.08 [1]	0.17
Net realized and unrealized gains (losses) on investments	0.31	4.53	1.76	(10.47)	2.92	2.33
Total from investment operations	0.46	4.89	2.13	(10.17)	3.00	2.50
Distributions to shareholders from
Net investment income	(0.37)	(0.34)	(0.30)	(0.22)	(0.14)	(0.30)
Net asset value, end of period	$27.53	$27.44	$22.89	$21.06	$31.45	$28.59
Total return[2]	1.76%	21.55%	10.09%	(32.53)%	10.47%	9.49%
Ratios to average net assets (annualized)
Gross expenses	1.12%	1.10%	1.15%	1.11%	1.05%	1.11%
Net expenses	1.01%	1.01%	1.01%	1.01%	1.04%	1.11%
Net investment income	1.14%	1.39%	1.54%	1.13%	0.23%	0.55%
Supplemental data
Portfolio turnover rate	4%	10%	4%	5%	9%	12%
Net assets, end of period (000s omitted)	$424,493	$463,455	$371,408	$368,845	$536,456	$324,637

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Emerging Markets Equity Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2025 (unaudited)	Year ended October 31
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$27.89	$23.26	$21.39	$31.89	$29.01	$26.50
Net investment income (loss)	0.11 [1]	0.28 [1]	0.30 [1]	0.20 [1]	(0.05)[1]	0.05 [1]
Payment from affiliate	0.00	0.00	0.00	0.00	0.00	0.31
Net realized and unrealized gains (losses) on investments	0.32	4.60	1.78	(10.60)	2.97	2.35
Total from investment operations	0.43	4.88	2.08	(10.40)	2.92	2.71
Distributions to shareholders from
Net investment income	(0.28)	(0.25)	(0.21)	(0.10)	(0.04)	(0.20)
Net asset value, end of period	$28.04	$27.89	$23.26	$21.39	$31.89	$29.01
Total return[2]	1.60%	21.11%	9.70%	(32.73)%[3]	10.09%	10.25%[4]
Ratios to average net assets (annualized)
Gross expenses	1.47%	1.45%	1.49%	1.45%	1.40%	1.46%
Net expenses	1.35%	1.36%	1.35%	1.36%	1.38%	1.43%
Net investment income (loss)	0.79%	1.06%	1.20%	0.75%	(0.13)%	0.20%
Supplemental data
Portfolio turnover rate	4%	10%	4%	5%	9%	12%
Net assets, end of period (000s omitted)	$28,501	$31,921	$36,101	$41,117	$78,118	$73,888

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[3]	During the year ended October 31, 2022, the Fund received payments from a service provider which had a 0.04% impact on the total return.
[4]	During the year ended October 31, 2020, the Fund received a payment from an affiliate which had a 1.16% impact on the total return.
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2025 (unaudited)	Year ended October 31
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$27.43	$22.89	$21.05	$31.42	$28.57	$26.38
Net investment income	0.14 [1]	0.34 [1]	0.35 [1]	0.27 [1]	0.04 [1]	0.14
Net realized and unrealized gains (losses) on investments	0.31	4.52	1.76	(10.45)	2.92	2.34
Total from investment operations	0.45	4.86	2.11	(10.18)	2.96	2.48
Distributions to shareholders from
Net investment income	(0.35)	(0.32)	(0.27)	(0.19)	(0.11)	(0.29)
Net asset value, end of period	$27.53	$27.43	$22.89	$21.05	$31.42	$28.57
Total return[2]	1.70%	21.38%	10.01%	(32.60)%	10.39%	9.42%
Ratios to average net assets (annualized)
Gross expenses	1.22%	1.20%	1.25%	1.21%	1.15%	1.21%
Net expenses	1.11%	1.11%	1.11%	1.11%	1.14%	1.18%
Net investment income	1.02%	1.31%	1.43%	1.03%	0.12%	0.49%
Supplemental data
Portfolio turnover rate	4%	10%	4%	5%	9%	12%
Net assets, end of period (000s omitted)	$2,799,196	$3,241,343	$3,024,598	$2,969,992	$5,334,340	$3,984,940

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Emerging Markets Equity Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Emerging Markets Equity Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2025, such fair value pricing was used in pricing certain foreign securities.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Allspring Emerging Markets Equity Fund | 19

Notes to financial statements (unaudited)
Securities lending
The Fund, along with other Allspring Funds, participated through March 29, 2023, the termination date, in a securities lending program (the “Program”) for Allspring Funds. The Fund received cash collateral in connection with its securities lending transactions, which collateral was invested in Securities Lending Cash Investments, LLC, an affiliated non-registered investment company, which was liquidated upon termination of the Program. Effective at the close of business on March 29, 2023, the Fund has one unsettled loan which is fully collateralized by cash and will continue to hold the cash collateral until the security is returned to the Fund.
Income earned from investment (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of operations.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of April 30, 2025, the aggregate cost of all investments for federal income tax purposes was $2,327,168,418 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,481,451,075
Gross unrealized losses	(396,592,548)
Net unrealized gains	$1,084,858,527
As of October 31, 2024, the Fund had capital loss carryforwards which consisted of $84,803,762 in short-term capital losses and $390,998,363 in long-term capital losses.
20 | Allspring Emerging Markets Equity Fund

Notes to financial statements (unaudited)
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$165,758,343	$0	$0	$165,758,343
Chile	65,174,016	0	0	65,174,016
China	106,018,425	606,571,997	0	712,590,422
Colombia	15,688,512	0	0	15,688,512
Hong Kong	0	125,546,774	0	125,546,774
India	48,607,752	580,697,624	0	629,305,376
Indonesia	21,529,872	124,261,222	0	145,791,094
Luxembourg	0	69,051,590	0	69,051,590
Mexico	147,611,458	0	0	147,611,458
Philippines	3,248,277	21,644,568	0	24,892,845
Russia	0	0	0	0
Saudi Arabia	0	14,779,974	0	14,779,974
Singapore	82,495,359	0	0	82,495,359
South Africa	0	111,883,217	0	111,883,217
South Korea	72,602,015	348,998,298	0	421,600,313
Taiwan	154,363,608	319,173,259	0	473,536,867
Thailand	20,027,128	63,235,695	0	83,262,823
United Arab Emirates	0	16,618,260	0	16,618,260
United States	46,193,800	0	0	46,193,800
Convertible debentures	0	0	0	0
Preferred stocks
Brazil	24,224,590	0	0	24,224,590
Rights
South Korea	0	186,342	0	186,342
Warrants
Brazil	0	0	0	0
Short-term investments
Investment companies	35,834,970	0	0	35,834,970
Total assets	$1,009,378,125	$2,402,648,820	$0	$3,412,026,945
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
Allspring Emerging Markets Equity Fund | 21

Notes to financial statements (unaudited)
At April 30, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	1.050%
Next $1 billion	1.025
Next $2 billion	1.000
Next $1 billion	0.975
Next $3 billion	0.965
Next $2 billion	0.955
Over $10 billion	0.945
For the six months ended April 30, 2025, the management fee was equivalent to an annual rate of 1.02% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.65% and declining to 0.45% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through February 28, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of April 30, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.43%
Class C	2.18
Class R6	1.01
Administrator Class	1.36
Institutional Class	1.11
22 | Allspring Emerging Markets Equity Fund

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended April 30, 2025, Allspring Funds Distributor received $592 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended April 30, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended April 30, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2025 were $133,479,665 and $662,438,882, respectively.
6.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
During the six months ended April 30, 2025, the Fund had average borrowings outstanding of $87,845 at an average rate of 5.66% and paid interest in the amount of $2,464.
7.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in Asia/Pacific ex-Japan. A fund that invests a substantial portion of its assets in any geographic region may be more affected by changes in that geographic region than would be a fund whose investments are not heavily weighted in any geographic region.
8.
MARKET RISKS
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted. As of April 30, 2025, the Fund held 0.00% of its total net assets in Russian securities with unrealized losses in the amount of $19,644,150.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Emerging Markets Equity Fund | 23

Notes to financial statements (unaudited)
10.OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
11.SUBSEQUENT EVENT
At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.
24 | Allspring Emerging Markets Equity Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Emerging Markets Equity Fund | 25

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

26 | Allspring Emerging Markets Equity Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0663 04-25

Allspring Emerging Markets Equity Advantage Fund
(formerly, Allspring Emerging Markets Equity Income Fund)
Long Form Financial Statements
Semi-Annual Report
April 30, 2025

Allspring Emerging Markets Equity Advantage Fund | 1

Portfolio of investments—April 30, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 94.47%
Brazil: 5.04%
B3 SA - Brasil Bolsa Balcao (Financials, Capital markets)	1,058,900	$2,517,037
Banco BTG Pactual SA (Financials, Capital markets)	400,372	2,688,594
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Utilities, Water utilities)	120,700	2,422,231
Embraer SA ADR (Industrials, Aerospace & defense)†	32,412	1,489,007
Multiplan Empreendimentos Imobiliarios SA (Real estate, Real estate management & development)	573,100	2,599,331
Petroleo Brasileiro SA ADR (Energy, Oil, gas & consumable fuels)	266,658	2,815,908
Telefonica Brasil SA (Communication services, Diversified telecommunication services)	598,161	2,929,065
		17,461,173
China: 28.16%
Alibaba Group Holding Ltd. (Consumer discretionary, Broadline retail)	1,095,100	16,349,872
ANTA Sports Products Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	288,200	3,405,318
Baidu, Inc. Class A (Communication services, Interactive media & services)†	151,244	1,667,769
China Construction Bank Corp. Class H (Financials, Banks)	6,210,000	5,101,067
China Merchants Bank Co. Ltd. Class H (Financials, Banks)	748,500	4,082,799
China Resources Land Ltd. (Real estate, Real estate management & development)	861,000	2,896,927
China State Construction International Holdings Ltd. (Industrials, Construction & engineering)	1,214,000	1,789,466
China Tower Corp. Ltd. Class H (Communication services, Diversified telecommunication services)144A	1,461,200	2,116,514
Chinasoft International Ltd. (Information technology, IT services)	2,494,000	1,589,581
CITIC Securities Co. Ltd. Class H (Financials, Capital markets)	727,500	1,798,037
ENN Energy Holdings Ltd. (Utilities, Gas utilities)	249,600	1,970,436
Focus Media Information Technology Co. Ltd. Class A (Communication services, Media)	2,152,500	2,136,630
Gree Electric Appliances, Inc. of Zhuhai Class A (Consumer discretionary, Household durables)	277,400	1,740,628
Inner Mongolia Yili Industrial Group Co. Ltd. Class A (Consumer staples, Food products)	870,078	3,565,176
JD.com, Inc. Class A (Consumer discretionary, Broadline retail)	195,200	3,178,134
Kweichow Moutai Co. Ltd. Class A (Consumer staples, Beverages)	16,400	3,494,025
Midea Group Co. Ltd. Class A (Consumer discretionary, Household durables)	210,658	2,135,776
NARI Technology Co. Ltd. Class A (Industrials, Electrical equipment)	822,500	2,509,537
Ping An Insurance Group Co. of China Ltd. Class A (Financials, Insurance)	556,202	3,886,483
SF Holding Co. Ltd. Class A (Industrials, Air freight & logistics)	319,800	1,916,021
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (Health care, Health care equipment & supplies)	86,500	2,616,097
Shenzhou International Group Holdings Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	316,800	2,195,962
Sinopharm Group Co. Ltd. Class H (Health care, Health care providers & services)	1,010,400	2,381,258
Tencent Holdings Ltd. (Communication services, Interactive media & services)	333,200	20,408,814
Tingyi Cayman Islands Holding Corp. (Consumer staples, Food products)	1,442,000	2,604,730
		97,537,057
The accompanying notes are an integral part of these financial statements.
2 | Allspring Emerging Markets Equity Advantage Fund

Portfolio of investments—April 30, 2025 (unaudited)

	Shares	Value
Greece: 1.19%
Hellenic Telecommunications Organization SA (Communication services, Diversified telecommunication services)	93,915	$1,782,225
Piraeus Financial Holdings SA (Financials, Banks)	418,166	2,348,433
		4,130,658
Hong Kong: 1.72%
China Overseas Land & Investment Ltd. (Real estate, Real estate management & development)	1,823,500	3,235,161
Lenovo Group Ltd. (Information technology, Technology hardware, storage & peripherals)	2,356,000	2,724,894
		5,960,055
Hungary: 0.64%
OTP Bank Nyrt (Financials, Banks)	29,827	2,203,261
India: 17.38%
Ashok Leyland Ltd. (Industrials, Machinery)	783,621	2,092,028
Bajaj Auto Ltd. (Consumer discretionary, Automobiles)	44,339	4,212,515
DLF Ltd. (Real estate, Real estate management & development)	330,018	2,632,352
Embassy Office Parks REIT (Real estate, Office REITs)	1,241,056	5,606,831
GAIL India Ltd. (Utilities, Gas utilities)	1,969,499	4,402,891
Hyundai Motor India Ltd. (Consumer discretionary, Automobiles)†	117,712	2,379,215
Infosys Ltd. (Information technology, IT services)	201,476	3,561,679
LIC Housing Finance Ltd. (Financials, Financial services)	259,041	1,846,753
Nexus Select Trust (Real estate, Retail REITs)	1,474,905	2,263,411
NHPC Ltd. (Utilities, Independent power and renewable electricity producers)	6,982,091	7,076,567
Nippon Life India Asset Management Ltd. (Financials, Capital markets)144A	484,523	3,659,127
Nuvama Wealth Management Ltd. (Financials, Capital markets)	20,271	1,469,267
Power Finance Corp. Ltd. (Financials, Financial services)	707,803	3,423,902
Power Grid Corp. of India Ltd. (Utilities, Electric utilities)	1,464,765	5,319,935
Shriram Finance Ltd. (Financials, Consumer finance)	723,516	5,243,110
State Bank of India (Financials, Banks)	537,956	5,024,293
		60,213,876
Indonesia: 1.24%
Bank Central Asia Tbk. PT (Financials, Banks)	4,794,600	2,549,242
Indofood CBP Sukses Makmur Tbk. PT (Consumer staples, Food products)	2,540,200	1,736,824
		4,286,066
Kuwait: 0.47%
National Bank of Kuwait SAKP (Financials, Banks)	520,414	1,618,442
Malaysia: 0.51%
Hong Leong Bank Bhd. (Financials, Banks)	384,500	1,782,202
Mexico: 2.21%
Fomento Economico Mexicano SAB de CV ADR (Consumer staples, Beverages)	15,196	1,600,291
Grupo Financiero Banorte SAB de CV Class O (Financials, Banks)	253,100	2,170,203
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Advantage Fund | 3

Portfolio of investments—April 30, 2025 (unaudited)

	Shares	Value
Mexico(continued)
Prologis Property Mexico SA de CV (Real estate, Industrial REITs)	525,800	$1,865,858
Wal-Mart de Mexico SAB de CV (Consumer staples, Consumer staples distribution & retail)	642,291	2,034,907
		7,671,259
Peru: 0.58%
Credicorp Ltd. (Financials, Banks)	9,992	2,020,282
Philippines: 0.59%
Bank of the Philippine Islands (Financials, Banks)	821,637	2,060,111
Poland: 1.12%
Bank Polska Kasa Opieki SA (Financials, Banks)	39,164	1,962,963
Budimex SA (Industrials, Construction & engineering)	11,316	1,901,992
		3,864,955
Russia: 0.00%
Alrosa PJSC (Acquired 5-6-2021, cost $1,726,284) (Materials, Metals & mining)♦†˃	1,142,750	0
Saudi Arabia: 2.26%
Al Rajhi Bank (Financials, Banks)	117,379	3,049,265
Etihad Etisalat Co. (Communication services, Wireless telecommunication services)	286,532	4,797,241
		7,846,506
Singapore: 2.05%
BOC Aviation Ltd. (Industrials, Trading companies & distributors)144A	257,500	1,929,801
Singapore Telecommunications Ltd. (Communication services, Diversified telecommunication services)	1,793,500	5,188,944
		7,118,745
South Africa: 3.41%
Absa Group Ltd. (Financials, Banks)	154,394	1,424,890
Bidvest Group Ltd. (Industrials, Industrial conglomerates)	142,697	1,809,024
Foschini Group Ltd. (Consumer discretionary, Specialty retail)	233,770	1,624,592
Gold Fields Ltd. ADR (Materials, Metals & mining)	145,409	3,277,519
Naspers Ltd. Class N (Consumer discretionary, Broadline retail)	7,003	1,841,384
Standard Bank Group Ltd. (Financials, Banks)	147,051	1,836,396
		11,813,805
South Korea: 7.52%
Coway Co. Ltd. (Consumer discretionary, Household durables)	31,025	1,910,223
HD Hyundai Marine Solution Co. Ltd. Class C (Industrials, Machinery)	15,879	1,715,042
KB Financial Group, Inc. (Financials, Banks)	57,693	3,646,122
KEPCO Plant Service & Engineering Co. Ltd. (Industrials, Commercial services & supplies)	54,027	1,669,014
Kia Corp. (Consumer discretionary, Automobiles)	52,369	3,328,221
Macquarie Korea Infrastructure Fund (Financials, Capital markets)	206,576	1,664,997
Misto Holdings Corp. (Consumer discretionary, Textiles, apparel & luxury goods)	54,130	1,407,606
The accompanying notes are an integral part of these financial statements.
4 | Allspring Emerging Markets Equity Advantage Fund

Portfolio of investments—April 30, 2025 (unaudited)

	Shares	Value
South Korea(continued)
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	225,364	$8,793,148
SK Telecom Co. Ltd. (Communication services, Wireless telecommunication services)	49,975	1,909,383
		26,043,756
Taiwan: 15.38%
ASE Technology Holding Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	430,000	1,832,315
Cathay Financial Holding Co. Ltd. (Financials, Insurance)	1,253,000	2,308,664
Delta Electronics, Inc. (Information technology, Electronic equipment, instruments & components)	169,000	1,770,815
Elan Microelectronics Corp. (Information technology, Semiconductors & semiconductor equipment)	600,000	2,467,875
Hon Hai Precision Industry Co. Ltd. (Information technology, Electronic equipment, instruments & components)	274,000	1,220,751
Largan Precision Co. Ltd. (Information technology, Electronic equipment, instruments & components)	29,000	2,067,458
MediaTek, Inc. (Information technology, Semiconductors & semiconductor equipment)	195,000	8,286,148
Quanta Computer, Inc. (Information technology, Technology hardware, storage & peripherals)	276,000	2,073,502
Sercomm Corp. (Information technology, Communications equipment)	450,000	1,474,809
Taiwan Semiconductor Manufacturing Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	991,000	28,079,540
Teco Electric & Machinery Co. Ltd. (Industrials, Electrical equipment)	1,107,000	1,696,482
		53,278,359
Thailand: 0.75%
Bangkok Dusit Medical Services PCL Class F (Health care, Health care providers & services)	3,650,500	2,591,864
United Arab Emirates: 0.99%
Emaar Properties PJSC (Real estate, Real estate management & development)	489,106	1,747,699
Emirates Telecommunications Group Co. PJSC (Communication services, Diversified telecommunication services)	355,834	1,685,659
		3,433,358
United Kingdom: 0.81%
Fresnillo PLC (Materials, Metals & mining)	208,120	2,789,341
United States: 0.45%
Southern Copper Corp. (Materials, Metals & mining)	17,458	1,562,840
Total common stocks (Cost $258,577,212)		327,287,971
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Advantage Fund | 5

Portfolio of investments—April 30, 2025 (unaudited)

	Dividend rate	Shares	Value
Preferred stocks: 2.12%
Brazil: 0.68%
Itau Unibanco Holding SA (Financials, Banks)	0.00	375,870	$2,356,494
South Korea: 1.44%
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	0.26	150,765	4,976,850
Total preferred stocks (Cost $6,827,764)			7,333,344

		Yield
Short-term investments: 2.92%
Investment companies: 2.92%
Allspring Government Money Market Fund Select Class♠∞		4.26%	10,096,402	10,096,402
Total short-term investments (Cost $10,096,402)				10,096,402
Total investments in securities (Cost $275,501,378)	99.51%			344,717,717
Other assets and liabilities, net	0.49			1,709,940
Total net assets	100.00%			$346,427,657

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held a restricted security with current value of $0 (original cost of $1,726,284), representing 0.00% of its net assets as of period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$10,924,522	$66,111,188	$(66,939,308)	$0	$0	$10,096,402	10,096,402	$203,659
The accompanying notes are an integral part of these financial statements.
6 | Allspring Emerging Markets Equity Advantage Fund

Statement of assets and liabilities—April 30, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $265,404,976)	$334,621,315
Investments in affiliated securities, at value (cost $10,096,402)	10,096,402
Cash	562
Foreign currency, at value (cost $1,722,749)	1,730,112
Receivable for dividends	769,741
Receivable for Fund shares sold	96,265
Prepaid expenses and other assets	90,693
Total assets	347,405,090
Liabilities
Payable for investments purchased	273,199
Management fee payable	262,187
Contingent tax liability	240,262
Custody and accounting fees payable	77,005
Payable for Fund shares redeemed	64,298
Administration fees payable	33,479
Shareholder servicing fees payable	13,967
Trustees’ fees and expenses payable	5,126
Distribution fee payable	732
Accrued expenses and other liabilities	7,178
Total liabilities	977,433
Total net assets	$346,427,657
Net assets consist of
Paid-in capital	$320,250,626
Total distributable earnings	26,177,031
Total net assets	$346,427,657
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Advantage Fund | 7

Statement of assets and liabilities—April 30, 2025 (unaudited)
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$68,937,103
Shares outstanding–Class A1	5,721,602
Net asset value per share–Class A	$12.05
Maximum offering price per share – Class A2	$12.79
Net assets–Class C	$1,203,521
Shares outstanding–Class C1	100,698
Net asset value per share–Class C	$11.95
Net assets–Class R6	$76,050,666
Shares outstanding–Class R6[1]	6,321,295
Net asset value per share–Class R6	$12.03
Net assets–Administrator Class	$1,361,505
Shares outstanding–Administrator Class[1]	112,087
Net asset value per share–Administrator Class	$12.15
Net assets–Institutional Class	$198,874,862
Shares outstanding–Institutional Class[1]	16,469,689
Net asset value per share–Institutional Class	$12.08
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
8 | Allspring Emerging Markets Equity Advantage Fund

Statement of operations—six months ended April 30, 2025 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $577,961)	$3,882,854
Income from affiliated securities	203,659
Interest (net of foreign withholding taxes of $5)	1,513
Total investment income	4,088,026
Expenses
Management fee	1,824,868
Administration fees
Class A	67,836
Class C	1,555
Class R6	9,714
Administrator Class	992
Institutional Class	137,746
Shareholder servicing fees
Class A	84,751
Class C	1,935
Administrator Class	1,557
Distribution fee
Class C	5,804
Custody and accounting fees	108,459
Professional fees	34,223
Registration fees	50,392
Shareholder report expenses	18,830
Trustees’ fees and expenses	6,738
Other fees and expenses	25,506
Total expenses	2,380,906
Less: Fee waivers and/or expense reimbursements
Fund-level	(87,392)
Class A	(25,557)
Class C	(254)
Administrator Class	(185)
Institutional Class	(53,034)
Net expenses	2,214,484
Net investment income	1,873,542
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	8,352,662
Foreign currency and foreign currency translations	(139,103)
Net realized gains on investments	8,213,559
Net change in unrealized gains (losses) on
Unaffiliated securities (net of deferred foreign capital gains tax of $2,067,859)	(14,449,326)
Foreign currency and foreign currency translations	31,167
Net change in unrealized gains (losses) on investments	(14,418,159)
Net realized and unrealized gains (losses) on investments	(6,204,600)
Net decrease in net assets resulting from operations	$(4,331,058)
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Advantage Fund | 9

Statement of changes in net assets
Statement of changes in net assets
	Six months ended April 30, 2025 (unaudited)		Year ended October 31, 2024
Operations
Net investment income		$1,873,542		$7,807,593
Net realized gains on investments		8,213,559		11,217,124
Net change in unrealized gains (losses) on investments		(14,418,159)		66,364,733
Net increase (decrease) in net assets resulting from operations		(4,331,058)		85,389,450
Distributions to shareholders from
Net investment income and net realized gains
Class A		(474,881)		(1,034,143)
Class C		(8,535)		(17,898)
Class R6		(520,183)		(1,204,244)
Administrator Class		(10,532)		(25,052)
Institutional Class		(1,757,789)		(3,943,569)
Total distributions to shareholders		(2,771,920)		(6,224,906)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	378,832	4,467,043	482,975	5,658,590
Class C	1,080	13,040	9,032	108,288
Class R6	1,625,498	19,593,427	4,153,699	45,645,051
Administrator Class	156,416	1,883,510	391,390	4,576,447
Institutional Class	1,320,999	15,875,861	3,651,188	42,609,894
		41,832,881		98,598,270
Reinvestment of distributions
Class A	37,808	453,724	85,747	990,095
Class C	714	8,527	1,569	17,866
Class R6	38,367	459,519	92,520	1,077,743
Administrator Class	860	10,409	2,130	24,794
Institutional Class	142,021	1,706,759	321,798	3,724,800
		2,638,938		5,835,298
Payment for shares redeemed
Class A	(480,920)	(5,774,002)	(1,214,444)	(13,978,783)
Class C	(59,176)	(705,666)	(110,622)	(1,254,778)
Class R6	(454,038)	(5,424,219)	(2,001,402)	(23,858,819)
Administrator Class	(169,737)	(2,068,129)	(420,973)	(4,987,050)
Institutional Class	(3,632,504)	(43,554,636)	(5,547,129)	(63,012,897)
		(57,526,652)		(107,092,327)
Net decrease in net assets resulting from capital share transactions		(13,054,833)		(2,658,759)
Total increase (decrease) in net assets		(20,157,811)		76,505,785
Net assets
Beginning of period		366,585,468		290,079,683
End of period		$346,427,657		$366,585,468
The accompanying notes are an integral part of these financial statements.
10 | Allspring Emerging Markets Equity Advantage Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2025 (unaudited)	Year ended October 31
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.28	$9.69	$9.03	$12.67	$10.33	$11.21
Net investment income	0.05 [1]	0.22 [1]	0.25 [1]	0.27 [1]	0.24	0.20
Net realized and unrealized gains (losses) on investments	(0.20)	2.54	0.64	(3.59)	2.34	(0.85)
Total from investment operations	(0.15)	2.76	0.89	(3.32)	2.58	(0.65)
Distributions to shareholders from
Net investment income	(0.08)	(0.17)	(0.23)	(0.32)	(0.24)	(0.23)
Net asset value, end of period	$12.05	$12.28	$9.69	$9.03	$12.67	$10.33
Total return[2]	(1.19)%	28.62%	9.72%	(26.67)%	24.93%	(5.83)%
Ratios to average net assets (annualized)
Gross expenses	1.64%	1.61%	1.68%	1.70%	1.63%	1.65%
Net expenses	1.52%	1.53%	1.51%	1.54%	1.54%	1.52%
Net investment income	0.85%	1.90%	2.43%	2.34%	1.88%	2.10%
Supplemental data
Portfolio turnover rate	34%	81%	68%	50%	73%	92%
Net assets, end of period (000s omitted)	$68,937	$71,073	$62,296	$63,130	$94,152	$83,889

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Advantage Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2025 (unaudited)	Year ended October 31
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.21	$9.63	$8.98	$12.59	$10.26	$11.15
Net investment income (loss)	(0.00)[1,2]	0.12 [2]	0.16 [2]	0.18 [2]	0.11	0.11
Net realized and unrealized gains (losses) on investments	(0.20)	2.55	0.64	(3.56)	2.36	(0.85)
Total from investment operations	(0.20)	2.67	0.80	(3.38)	2.47	(0.74)
Distributions to shareholders from
Net investment income	(0.06)	(0.09)	(0.15)	(0.23)	(0.14)	(0.15)
Net asset value, end of period	$11.95	$12.21	$9.63	$8.98	$12.59	$10.26
Total return[3]	(1.66)%	27.78%	8.79%	(27.27)%	24.00%	(6.69)%
Ratios to average net assets (annualized)
Gross expenses	2.38%	2.35%	2.43%	2.43%	2.37%	2.40%
Net expenses	2.30%	2.30%	2.30%	2.30%	2.30%	2.31%
Net investment income (loss)	(0.04)%	1.08%	1.55%	1.55%	1.07%	1.03%
Supplemental data
Portfolio turnover rate	34%	81%	68%	50%	73%	92%
Net assets, end of period (000s omitted)	$1,204	$1,930	$2,486	$3,396	$7,203	$8,138

[1]	Amount is more than $(0.005).
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
12 | Allspring Emerging Markets Equity Advantage Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2025 (unaudited)	Year ended October 31
Class R6		2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.26	$9.67	$9.02	$12.67	$10.33	$11.23
Net investment income	0.07 [1]	0.29 [1]	0.28 [1]	0.31 [1]	0.26	0.24
Net realized and unrealized gains (losses) on investments	(0.20)	2.52	0.64	(3.59)	2.37	(0.87)
Total from investment operations	(0.13)	2.81	0.92	(3.28)	2.63	(0.63)
Distributions to shareholders from
Net investment income	(0.10)	(0.22)	(0.27)	(0.37)	(0.29)	(0.27)
Net asset value, end of period	$12.03	$12.26	$9.67	$9.02	$12.67	$10.33
Total return[2]	(1.06)%	29.17%	10.10%	(26.49)%	25.44%	(5.60)%
Ratios to average net assets (annualized)
Gross expenses	1.22%	1.19%	1.25%	1.26%	1.19%	1.22%
Net expenses	1.17%	1.17%	1.17%	1.17%	1.15%	1.16%
Net investment income	1.25%	2.45%	2.77%	2.72%	2.00%	2.27%
Supplemental data
Portfolio turnover rate	34%	81%	68%	50%	73%	92%
Net assets, end of period (000s omitted)	$76,051	$62,675	$27,722	$28,296	$43,761	$73,969

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Advantage Fund | 13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2025 (unaudited)	Year ended October 31
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.38	$9.76	$9.10	$12.78	$10.41	$11.31
Net investment income	0.05 [1]	0.23 [1]	0.26 [1]	0.28 [1]	0.22 [1]	0.20 [1]
Net realized and unrealized gains (losses) on investments	(0.19)	2.57	0.64	(3.63)	2.40	(0.87)
Total from investment operations	(0.14)	2.80	0.90	(3.35)	2.62	(0.67)
Distributions to shareholders from
Net investment income	(0.09)	(0.18)	(0.24)	(0.33)	(0.25)	(0.23)
Net asset value, end of period	$12.15	$12.38	$9.76	$9.10	$12.78	$10.41
Total return[2]	(1.16)%	28.82%	9.75%	(26.65)%	25.03%	(5.89)%
Ratios to average net assets (annualized)
Gross expenses	1.52%	1.49%	1.57%	1.55%	1.52%	1.56%
Net expenses	1.45%	1.45%	1.45%	1.43%	1.45%	1.45%
Net investment income	0.90%	1.95%	2.48%	2.44%	1.75%	1.92%
Supplemental data
Portfolio turnover rate	34%	81%	68%	50%	73%	92%
Net assets, end of period (000s omitted)	$1,362	$1,542	$1,484	$1,765	$2,484	$3,842

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Emerging Markets Equity Advantage Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2025 (unaudited)	Year ended October 31
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.31	$9.70	$9.05	$12.70	$10.35	$11.24
Net investment income	0.07 [1]	0.26 [1]	0.28 [1]	0.30 [1]	0.28	0.19 [1]
Net realized and unrealized gains (losses) on investments	(0.20)	2.56	0.63	(3.60)	2.35	(0.82)
Total from investment operations	(0.13)	2.82	0.91	(3.30)	2.63	(0.63)
Distributions to shareholders from
Net investment income	(0.10)	(0.21)	(0.26)	(0.35)	(0.28)	(0.26)
Net asset value, end of period	$12.08	$12.31	$9.70	$9.05	$12.70	$10.35
Total return[2]	(1.09)%	29.17%	9.95%	(26.44)%	25.27%	(5.63)%
Ratios to average net assets (annualized)
Gross expenses	1.32%	1.29%	1.35%	1.37%	1.30%	1.33%
Net expenses	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%
Net investment income	1.11%	2.23%	2.72%	2.68%	2.21%	1.85%
Supplemental data
Portfolio turnover rate	34%	81%	68%	50%	73%	92%
Net assets, end of period (000s omitted)	$198,875	$229,366	$196,092	$190,468	$234,185	$202,705

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Markets Equity Advantage Fund | 15

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Emerging Markets Equity Advantage Fund (formerly, Allspring Emerging Markets Equity Income Fund) (the “Fund”) which is a diversified series of the Trust.
Effective January 8, 2025, the Fund’s name has changed to Allspring Emerging Markets Equity Advantage Fund.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2025, such fair value pricing was used in pricing certain foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
16 | Allspring Emerging Markets Equity Advantage Fund

Notes to financial statements (unaudited)
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of April 30, 2025, the aggregate cost of all investments for federal income tax purposes was $286,009,033 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$78,003,161
Gross unrealized losses	(19,294,477)
Net unrealized gains	$58,708,684
As of October 31, 2024, the Fund had capital loss carryforwards which consisted of $39,145,475 in short-term capital losses and $4,987,797 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
Allspring Emerging Markets Equity Advantage Fund | 17

Notes to financial statements (unaudited)
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$17,461,173	$0	$0	$17,461,173
China	0	97,537,057	0	97,537,057
Greece	0	4,130,658	0	4,130,658
Hong Kong	0	5,960,055	0	5,960,055
Hungary	0	2,203,261	0	2,203,261
India	4,642,626	55,571,250	0	60,213,876
Indonesia	1,736,824	2,549,242	0	4,286,066
Kuwait	0	1,618,442	0	1,618,442
Malaysia	0	1,782,202	0	1,782,202
Mexico	7,671,259	0	0	7,671,259
Peru	2,020,282	0	0	2,020,282
Philippines	0	2,060,111	0	2,060,111
Poland	0	3,864,955	0	3,864,955
Russia	0	0	0	0
Saudi Arabia	4,797,241	3,049,265	0	7,846,506
Singapore	0	7,118,745	0	7,118,745
South Africa	4,902,111	6,911,694	0	11,813,805
South Korea	0	26,043,756	0	26,043,756
Taiwan	0	53,278,359	0	53,278,359
Thailand	0	2,591,864	0	2,591,864
United Arab Emirates	1,685,659	1,747,699	0	3,433,358
United Kingdom	0	2,789,341	0	2,789,341
United States	1,562,840	0	0	1,562,840
Preferred stocks
Brazil	2,356,494	0	0	2,356,494
South Korea	0	4,976,850	0	4,976,850
Short-term investments
Investment companies	10,096,402	0	0	10,096,402
Total assets	$58,932,911	$285,784,806	$0	$344,717,717
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At April 30, 2025, the Fund did not have any transfers into/out of Level 3.
18 | Allspring Emerging Markets Equity Advantage Fund

Notes to financial statements (unaudited)
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	1.050%
Next $1 billion	1.025
Next $2 billion	1.000
Next $1 billion	0.975
Next $3 billion	0.965
Next $2 billion	0.955
Over $10 billion	0.945
For the six months ended April 30, 2025, the management fee was equivalent to an annual rate of 1.05% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.65% and declining to 0.45% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through February 28, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of April 30, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.55%
Class C	2.30
Class R6	1.17
Administrator Class	1.45
Institutional Class	1.22
Allspring Emerging Markets Equity Advantage Fund | 19

Notes to financial statements (unaudited)
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended April 30, 2025, Allspring Funds Distributor received $218 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended April 30, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended April 30, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2025 were $115,619,390 and $129,943,793, respectively.
6.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended April 30, 2025, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in China. A fund that invests a substantial portion of its assets in any country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund’s investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.
8.
MARKET RISKS
Russia launched a large-scale invasion of Ukraine on February 24, 2022. As a result of this military action, the United States and many other countries have instituted various economic sanctions against Russian and Belarus individuals and entities. The situation has led to increased financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. The extent and duration of the military action, resulting sanctions imposed, other punitive action taken and the resulting market disruptions cannot be easily predicted. As of April 30, 2025, the Fund held 0.00% of its total net assets in Russian securities with unrealized losses in the amount of $1,726,284.
9.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
20 | Allspring Emerging Markets Equity Advantage Fund

Notes to financial statements (unaudited)
10.OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
11.SUBSEQUENT EVENT
At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.
Allspring Emerging Markets Equity Advantage Fund | 21

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

22 | Allspring Emerging Markets Equity Advantage Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Emerging Markets Equity Advantage Fund | 23

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3356 04-25

Allspring International Equity Fund
Long Form Financial Statements
Semi-Annual Report
April 30, 2025

Allspring International Equity Fund | 1

Portfolio of investments—April 30, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 95.49%
Canada: 2.64%
Restaurant Brands International, Inc. (Consumer discretionary, Hotels, restaurants & leisure)	59,478	$3,830,383
TC Energy Corp. (Energy, Oil, gas & consumable fuels)	39,642	1,998,353
		5,828,736
Denmark: 1.76%
Novo Nordisk AS Class B (Health care, Pharmaceuticals)	58,020	3,879,305
Finland: 1.23%
Nordea Bank Abp Helsinki Stock Exchange (Financials, Banks)	195,659	2,709,671
France: 21.25%
Air Liquide SA (Materials, Chemicals)	19,727	4,053,468
AXA SA (Financials, Insurance)	160,835	7,606,835
Capgemini SE (Information technology, IT services)	15,912	2,540,389
L’Oreal SA (Consumer staples, Personal care products)	8,708	3,847,766
LVMH Moet Hennessy Louis Vuitton SE (Consumer discretionary, Textiles, apparel & luxury goods)	10,116	5,603,549
Sanofi SA (Health care, Pharmaceuticals)	41,716	4,563,390
Schneider Electric SE (Industrials, Electrical equipment)	21,482	5,019,178
TotalEnergies SE (Energy, Oil, gas & consumable fuels)	53,465	3,045,110
Veolia Environnement SA (Utilities, Multi-utilities)	108,741	3,971,663
Vinci SA (Industrials, Construction & engineering)	47,638	6,691,582
		46,942,930
Germany: 18.46%
adidas AG (Consumer discretionary, Textiles, apparel & luxury goods)	20,424	4,699,389
Allianz SE (Financials, Insurance)	16,447	6,802,096
Deutsche Boerse AG (Financials, Capital markets)	15,541	5,005,661
Deutsche Post AG (Industrials, Air freight & logistics)	100,605	4,298,650
Deutsche Telekom AG (Communication services, Diversified telecommunication services)	120,283	4,320,269
Infineon Technologies AG (Information technology, Semiconductors & semiconductor equipment)	33,500	1,109,622
Rheinmetall AG (Industrials, Aerospace & defense)	1,738	2,959,905
SAP SE (Information technology, Software)	22,848	6,685,067
Siemens AG (Industrials, Industrial conglomerates)	21,261	4,895,588
		40,776,247
Ireland: 0.89%
TE Connectivity PLC (Information technology, Electronic equipment, instruments & components)	13,393	1,960,467
Italy: 1.56%
Moncler SpA (Consumer discretionary, Textiles, apparel & luxury goods)	35,437	2,187,202
Prysmian SpA (Industrials, Electrical equipment)	22,751	1,249,763
		3,436,965
The accompanying notes are an integral part of these financial statements.
2 | Allspring International Equity Fund

Portfolio of investments—April 30, 2025 (unaudited)

	Shares	Value
Japan: 15.15%
Asahi Group Holdings Ltd. (Consumer staples, Beverages)	168,700	$2,331,820
Hitachi Ltd. (Industrials, Industrial conglomerates)	229,200	5,664,795
Nintendo Co. Ltd. (Communication services, Entertainment)	45,500	3,777,410
ORIX Corp. (Financials, Financial services)	172,900	3,468,379
Seven & i Holdings Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	60,000	883,237
Sumitomo Mitsui Financial Group, Inc. (Financials, Banks)	204,100	4,869,257
Tokio Marine Holdings, Inc. (Financials, Insurance)	122,800	4,922,113
Tokyo Electron Ltd. (Information technology, Semiconductors & semiconductor equipment)	27,900	4,154,263
Toyota Motor Corp. (Consumer discretionary, Automobiles)	177,200	3,384,416
		33,455,690
Netherlands: 6.75%
Airbus SE (Industrials, Aerospace & defense)	27,539	4,673,107
ASML Holding NV (Information technology, Semiconductors & semiconductor equipment)	6,024	4,024,514
ING Groep NV (Financials, Banks)	319,754	6,209,405
		14,907,026
South Korea: 2.25%
Samsung Electronics Co. Ltd. GDR (Information technology, Technology hardware, storage & peripherals)	5,113	4,978,726
Switzerland: 4.05%
Nestle SA (Consumer staples, Food products)	30,844	3,282,954
Novartis AG (Health care, Pharmaceuticals)	49,709	5,669,670
		8,952,624
Taiwan: 0.30%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Information technology, Semiconductors & semiconductor equipment)	4,000	666,760
United Kingdom: 18.30%
AstraZeneca PLC (Health care, Pharmaceuticals)	36,764	5,267,061
BAE Systems PLC (Industrials, Aerospace & defense)	221,668	5,138,849
Barclays PLC (Financials, Banks)	1,362,835	5,429,045
Coca-Cola Europacific Partners PLC (Consumer staples, Beverages)	29,713	2,696,158
Diageo PLC (Consumer staples, Beverages)	131,243	3,685,354
National Grid PLC (Utilities, Multi-utilities)	204,944	2,958,182
RELX PLC (Industrials, Professional services)	15,500	845,915
Rio Tinto PLC (Materials, Metals & mining)	88,436	5,269,852
Shell PLC (Energy, Oil, gas & consumable fuels)	96,604	3,117,580
Smith & Nephew PLC (Health care, Health care equipment & supplies)	168,114	2,365,798
Unilever PLC (Consumer staples, Personal care products)	57,344	3,651,086
		40,424,880
United States: 0.90%
EOG Resources, Inc. (Energy, Oil, gas & consumable fuels)	17,978	1,983,513
Total common stocks (Cost $173,601,765)		210,903,540
The accompanying notes are an integral part of these financial statements.
Allspring International Equity Fund | 3

Portfolio of investments—April 30, 2025 (unaudited)

	Shares	Value
Investment companies: 1.99%
United States: 1.99%
iShares MSCI EAFE ETF	51,749	$4,385,727
Total investment companies (Cost $4,129,510)		4,385,727

		Yield
Short-term investments: 1.07%
Investment companies: 1.07%
Allspring Government Money Market Fund Select Class♠∞		4.26%	2,372,550	2,372,550
Total short-term investments (Cost $2,372,550)				2,372,550
Total investments in securities (Cost $180,103,825)	98.55%			217,661,817
Other assets and liabilities, net	1.45			3,197,508
Total net assets	100.00%			$220,859,325

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,457,188	$32,001,965	$(31,086,603)	$0	$0	$2,372,550	2,372,550	$39,960
The accompanying notes are an integral part of these financial statements.
4 | Allspring International Equity Fund

Statement of assets and liabilities—April 30, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $177,731,275)	$215,289,267
Investments in affiliated securities, at value (cost $2,372,550)	2,372,550
Cash	187
Foreign currency, at value (cost $414,560)	414,854
Receivable for dividends	3,029,361
Receivable for Fund shares sold	167,424
Prepaid expenses and other assets	8,461
Total assets	221,282,104
Liabilities
Payable for Fund shares redeemed	103,653
Management fee payable	88,167
Professional fees payable	29,254
Administration fees payable	28,110
Shareholder servicing fee payable	24,453
Trustees’ fees and expenses payable	5,582
Distribution fee payable	510
Accrued expenses and other liabilities	143,050
Total liabilities	422,779
Total net assets	$220,859,325
Net assets consist of
Paid-in capital	$254,954,796
Total distributable loss	(34,095,471)
Total net assets	$220,859,325
Computation of net asset value and offering price per share
Net assets–Class A	$116,376,624
Shares outstanding–Class A1	8,183,443
Net asset value per share–Class A	$14.22
Maximum offering price per share – Class A2	$15.09
Net assets–Class C	$899,405
Shares outstanding–Class C1	63,595
Net asset value per share–Class C	$14.14
Net assets–Class R6	$11,337,034
Shares outstanding–Class R6[1]	809,195
Net asset value per share–Class R6	$14.01
Net assets–Administrator Class	$7,640,526
Shares outstanding–Administrator Class[1]	548,063
Net asset value per share–Administrator Class	$13.94
Net assets–Institutional Class	$84,605,736
Shares outstanding–Institutional Class[1]	6,026,453
Net asset value per share–Institutional Class	$14.04
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring International Equity Fund | 5

Statement of operations—six months ended April 30, 2025 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $341,376)	$2,988,467
Interest	142,944
Income from affiliated securities	39,960
Total investment income	3,171,371
Expenses
Management fee	847,872
Administration fees
Class A	108,885
Class C	896
Class R6	1,620
Administrator Class	4,723
Institutional Class	54,680
Shareholder servicing fees
Class A	136,105
Class C	1,077
Administrator Class	9,048
Distribution fee
Class C	3,231
Custody and accounting fees	4,067
Professional fees	26,602
Registration fees	35,517
Shareholder report expenses	23,673
Trustees’ fees and expenses	6,607
Other fees and expenses	8,550
Total expenses	1,273,153
Less: Fee waivers and/or expense reimbursements
Fund-level	(148,254)
Class A	(48,541)
Class C	(136)
Administrator Class	(2)
Institutional Class	(20,544)
Net expenses	1,055,676
Net investment income	2,115,695
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	9,574,151
Foreign currency and foreign currency translations	134,128
Net realized gains on investments	9,708,279
Net change in unrealized gains (losses) on
Unaffiliated securities	9,932,042
Foreign currency and foreign currency translations	131,235
Net change in unrealized gains (losses) on investments	10,063,277
Net realized and unrealized gains (losses) on investments	19,771,556
Net increase in net assets resulting from operations	$21,887,251
The accompanying notes are an integral part of these financial statements.
6 | Allspring International Equity Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended April 30, 2025 (unaudited)		Year ended October 31, 2024
Operations
Net investment income		$2,115,695		$4,947,803
Net realized gains on investments		9,708,279		15,289,072
Net change in unrealized gains (losses) on investments		10,063,277		19,149,861
Net increase in net assets resulting from operations		21,887,251		39,386,736
Distributions to shareholders from
Net investment income and net realized gains
Class A		(1,021,698)		(2,664,242)
Class C		(5,171)		(19,773)
Class R6		(124,498)		(455,764)
Administrator Class		(72,375)		(194,309)
Institutional Class		(916,666)		(2,547,310)
Total distributions to shareholders		(2,140,408)		(5,881,398)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	447,115	6,059,525	273,478	3,549,221
Class C	7,686	107,297	3,061	39,648
Class R6	59,361	754,775	80,783	1,039,258
Administrator Class	1,990	26,713	10,424	135,710
Institutional Class	701,551	9,287,754	895,461	11,509,852
		16,236,064		16,273,689
Reinvestment of distributions
Class A	76,185	988,436	196,639	2,573,741
Class C	406	5,171	1,519	19,718
Class R6	9,229	118,437	23,052	298,049
Administrator Class	5,644	71,758	14,942	192,028
Institutional Class	69,212	887,871	192,944	2,496,610
		2,071,673		5,580,146
Payment for shares redeemed
Class A	(846,633)	(11,276,602)	(1,682,435)	(21,858,995)
Class C	(23,121)	(296,123)	(95,719)	(1,208,711)
Class R6	(144,754)	(1,863,849)	(1,298,793)	(17,030,688)
Administrator Class	(50,422)	(646,398)	(139,562)	(1,769,336)
Institutional Class	(1,882,228)	(24,563,255)	(4,688,556)	(57,268,158)
		(38,646,227)		(99,135,888)
Net decrease in net assets resulting from capital share transactions		(20,338,490)		(77,282,053)
Total decrease in net assets		(591,647)		(43,776,715)
Net assets
Beginning of period		221,450,972		265,227,687
End of period		$220,859,325		$221,450,972
The accompanying notes are an integral part of these financial statements.
Allspring International Equity Fund | 7

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2025 (unaudited)	Year ended October 31
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.96	$11.41	$10.04	$13.34	$10.43	$11.38
Net investment income	0.12 [1]	0.24 [1]	0.22 [1]	0.16	0.23 [1]	0.12
Net realized and unrealized gains (losses) on investments	1.26	1.61	1.34	(3.17)	2.89	(0.97)
Total from investment operations	1.38	1.85	1.56	(3.01)	3.12	(0.85)
Distributions to shareholders from
Net investment income	(0.12)	(0.30)	(0.19)	(0.27)	(0.21)	(0.10)
Tax basis return of capital	0.00	0.00	0.00	(0.02)	0.00	0.00
Total distributions to shareholders	(0.12)	(0.30)	(0.19)	(0.29)	(0.21)	(0.10)
Net asset value, end of period	$14.22	$12.96	$11.41	$10.04	$13.34	$10.43
Total return[2]	10.76%	16.18%	15.53%	(22.84)%	29.92%	(7.54)%
Ratios to average net assets (annualized)
Gross expenses	1.35%	1.35%	1.45%	1.40%	1.36%	1.48%
Net expenses	1.12%	1.13%	1.12%	1.13%	1.13%	1.13%
Net investment income	1.91%	1.83%	1.82%	1.50%	1.73%	1.12%
Supplemental data
Portfolio turnover rate	14%	44%	126%	58%	95%	73%
Net assets, end of period (000s omitted)	$116,377	$110,254	$110,902	$116,735	$170,419	$62,800

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
8 | Allspring International Equity Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2025 (unaudited)	Year ended October 31
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.89	$11.34	$9.99	$13.22	$10.31	$11.28
Net investment income	0.07 [1]	0.13 [1]	0.12 [1]	0.09 [1]	0.09 [1]	0.03 [1]
Net realized and unrealized gains (losses) on investments	1.25	1.61	1.32	(3.17)	2.89	(0.95)
Total from investment operations	1.32	1.74	1.44	(3.08)	2.98	(0.92)
Distributions to shareholders from
Net investment income	(0.07)	(0.19)	(0.09)	(0.13)	(0.07)	(0.05)
Tax basis return of capital	0.00	0.00	0.00	(0.02)	0.00	0.00
Total distributions to shareholders	(0.07)	(0.19)	(0.09)	(0.15)	(0.07)	(0.05)
Net asset value, end of period	$14.14	$12.89	$11.34	$9.99	$13.22	$10.31
Total return[2]	10.33%	15.33%	14.51%	(23.38)%	28.94%	(8.22)%
Ratios to average net assets (annualized)
Gross expenses	2.06%	2.09%	2.20%	2.14%	2.12%	2.22%
Net expenses	1.89%	1.89%	1.89%	1.89%	1.89%	1.89%
Net investment income	1.03%	1.01%	1.01%	0.76%	0.72%	0.28%
Supplemental data
Portfolio turnover rate	14%	44%	126%	58%	95%	73%
Net assets, end of period (000s omitted)	$899	$1,014	$1,926	$3,324	$6,490	$5,794

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring International Equity Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2025 (unaudited)	Year ended October 31
Class R6		2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.78	$11.26	$9.92	$13.22	$10.36	$11.31
Net investment income	0.14 [1]	0.32 [1]	0.26 [1]	0.22	0.31	0.16
Net realized and unrealized gains (losses) on investments	1.24	1.55	1.31	(3.16)	2.81	(0.96)
Total from investment operations	1.38	1.87	1.57	(2.94)	3.12	(0.80)
Distributions to shareholders from
Net investment income	(0.15)	(0.35)	(0.23)	(0.34)	(0.26)	(0.15)
Tax basis return of capital	0.00	0.00	0.00	(0.02)	0.00	0.00
Total distributions to shareholders	(0.15)	(0.35)	(0.23)	(0.36)	(0.26)	(0.15)
Net asset value, end of period	$14.01	$12.78	$11.26	$9.92	$13.22	$10.36
Total return[2]	10.91%	16.61%	15.87%	(22.56)%	30.17%	(7.15)%
Ratios to average net assets (annualized)
Gross expenses	0.93%	0.93%	1.02%	0.97%	0.95%	1.05%
Net expenses	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
Net investment income	2.23%	2.54%	2.23%	1.83%	1.70%	1.51%
Supplemental data
Portfolio turnover rate	14%	44%	126%	58%	95%	73%
Net assets, end of period (000s omitted)	$11,337	$11,311	$23,429	$42,385	$55,639	$32,011

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
10 | Allspring International Equity Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2025 (unaudited)	Year ended October 31
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.71	$11.21	$9.88	$13.13	$10.28	$11.22
Net investment income	0.12 [1]	0.23 [1]	0.21 [1]	0.18 [1]	0.27 [1]	0.10 [1]
Net realized and unrealized gains (losses) on investments	1.24	1.58	1.32	(3.14)	2.80	(0.94)
Total from investment operations	1.36	1.81	1.53	(2.96)	3.07	(0.84)
Distributions to shareholders from
Net investment income	(0.13)	(0.31)	(0.20)	(0.27)	(0.22)	(0.10)
Tax basis return of capital	0.00	0.00	0.00	(0.02)	0.00	0.00
Total distributions to shareholders	(0.13)	(0.31)	(0.20)	(0.29)	(0.22)	(0.10)
Net asset value, end of period	$13.94	$12.71	$11.21	$9.88	$13.13	$10.28
Total return[2]	10.78%	16.11%	15.36%	(22.81)%	29.87%	(7.54)%
Ratios to average net assets (annualized)
Gross expenses	1.28%	1.28%	1.37%	1.32%	1.26%	1.39%
Net expenses	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%
Net investment income	1.86%	1.82%	1.76%	1.51%	2.06%	0.98%
Supplemental data
Portfolio turnover rate	14%	44%	126%	58%	95%	73%
Net assets, end of period (000s omitted)	$7,641	$7,512	$7,902	$8,662	$14,733	$589

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring International Equity Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2025 (unaudited)	Year ended October 31
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.80	$11.27	$9.93	$13.22	$10.34	$11.29
Net investment income	0.14 [1]	0.27 [1]	0.24 [1]	0.22 [1]	0.25 [1]	0.14 [1]
Net realized and unrealized gains (losses) on investments	1.24	1.60	1.32	(3.16)	2.88	(0.96)
Total from investment operations	1.38	1.87	1.56	(2.94)	3.13	(0.82)
Distributions to shareholders from
Net investment income	(0.14)	(0.34)	(0.22)	(0.33)	(0.25)	(0.13)
Tax basis return of capital	0.00	0.00	0.00	(0.02)	0.00	0.00
Total distributions to shareholders	(0.14)	(0.34)	(0.22)	(0.35)	(0.25)	(0.13)
Net asset value, end of period	$14.04	$12.80	$11.27	$9.93	$13.22	$10.34
Total return[2]	10.92%	16.57%	15.75%	(22.56)%	30.30%	(7.28)%
Ratios to average net assets (annualized)
Gross expenses	1.03%	1.03%	1.12%	1.07%	1.03%	1.15%
Net expenses	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%
Net investment income	2.10%	2.13%	2.07%	1.79%	1.93%	1.33%
Supplemental data
Portfolio turnover rate	14%	44%	126%	58%	95%	73%
Net assets, end of period (000s omitted)	$84,606	$91,360	$121,069	$127,869	$192,670	$86,052

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
12 | Allspring International Equity Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring International Equity Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2025, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Allspring International Equity Fund | 13

Notes to financial statements (unaudited)
Interest earned on cash balances held at the custodian is recorded as interest income.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of April 30, 2025, the aggregate cost of all investments for federal income tax purposes was $181,419,200 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$46,770,423
Gross unrealized losses	(10,527,806)
Net unrealized gains	$36,242,617
As of October 31, 2024, the Fund had capital loss carryforwards which consisted of $21,303,634 in short-term capital losses and $60,191,435 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
14 | Allspring International Equity Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Canada	$5,828,736	$0	$0	$5,828,736
Denmark	0	3,879,305	0	3,879,305
Finland	0	2,709,671	0	2,709,671
France	0	46,942,930	0	46,942,930
Germany	0	40,776,247	0	40,776,247
Ireland	1,960,467	0	0	1,960,467
Italy	0	3,436,965	0	3,436,965
Japan	0	33,455,690	0	33,455,690
Netherlands	4,024,514	10,882,512	0	14,907,026
South Korea	0	4,978,726	0	4,978,726
Switzerland	0	8,952,624	0	8,952,624
Taiwan	666,760	0	0	666,760
United Kingdom	2,696,158	37,728,722	0	40,424,880
United States	1,983,513	0	0	1,983,513
Investment companies	4,385,727	0	0	4,385,727
Short-term investments
Investment companies	2,372,550	0	0	2,372,550
Total assets	$23,918,425	$193,743,392	$0	$217,661,817
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At April 30, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.800%
Next $1 billion	0.750
Next $2 billion	0.725
Next $1 billion	0.700
Next $5 billion	0.690
Over $10 billion	0.680
For the six months ended April 30, 2025, the management fee was equivalent to an annual rate of 0.80% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.40% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
Allspring International Equity Fund | 15

Notes to financial statements (unaudited)
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through February 28, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of April 30, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.14%
Class C	1.89
Class R6	0.79
Administrator Class	1.14
Institutional Class	0.84
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended April 30, 2025, Allspring Funds Distributor received $424 from the sale of Class A shares and $54 in contingent deferred sales charges from redemptions of Class A shares. No contingent deferred sales charges were incurred by Class C shares for the six months ended April 30, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended April 30, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2025 were $30,222,086 and $51,794,310, respectively.
6.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is
16 | Allspring International Equity Fund

Notes to financial statements (unaudited)
charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended April 30, 2025, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in Europe. A fund that invests a substantial portion of its assets in any country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund’s investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
10.SUBSEQUENT EVENTS
At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.
Allspring International Equity Fund | 17

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

18 | Allspring International Equity Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring International Equity Fund | 19

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3311 04-25

Allspring Special Global Small Cap Fund
Long Form Financial Statements
Semi-Annual Report
April 30, 2025

Allspring Special Global Small Cap Fund | 1

Portfolio of investments—April 30, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.52%
Australia: 1.87%
Ansell Ltd. (Health care, Health care equipment & supplies)	66,714	$1,294,222
Steadfast Group Ltd. (Financials, Insurance)	216,418	813,269
		2,107,491
Belgium: 0.99%
Barco NV (Information technology, Electronic equipment, instruments & components)	81,463	1,114,644
Canada: 2.68%
ATS Corp. (Industrials, Machinery)†	9,700	244,435
Novanta, Inc. (Information technology, Electronic equipment, instruments & components)†	23,458	2,788,218
		3,032,653
France: 2.72%
Alten SA (Information technology, IT services)	36,257	3,073,264
Germany: 3.11%
Bechtle AG (Information technology, IT services)	27,470	1,171,943
Krones AG (Industrials, Machinery)	9,011	1,317,121
TAG Immobilien AG (Real estate, Real estate management & development)†	62,563	1,018,584
		3,507,648
Ireland: 0.52%
Irish Residential Properties REIT PLC (Real estate, Residential REITs)	511,198	591,293
Italy: 3.05%
Amplifon SpA (Health care, Health care providers & services)	31,658	605,901
Azimut Holding SpA (Financials, Capital markets)	14,122	392,438
De’ Longhi SpA (Consumer discretionary, Household durables)	16,346	505,856
Interpump Group SpA (Industrials, Machinery)	56,586	1,940,774
		3,444,969
Japan: 10.97%
Daiseki Co. Ltd. (Industrials, Commercial services & supplies)	34,720	884,867
DTS Corp. (Information technology, IT services)	72,600	2,064,879
Fuji Seal International, Inc. (Materials, Containers & packaging)	55,200	985,598
Horiba Ltd. (Information technology, Electronic equipment, instruments & components)	25,200	1,722,466
MEITEC Group Holdings, Inc. (Industrials, Professional services)	109,300	2,243,446
MISUMI Group, Inc. (Industrials, Machinery)	36,300	508,536
Nihon Parkerizing Co. Ltd. (Materials, Chemicals)	122,600	1,021,281
Orix JREIT, Inc. (Real estate, Office REITs)	1,091	1,374,087
Shizuoka Financial Group, Inc. (Financials, Banks)	70,800	786,768
Taikisha Ltd. (Industrials, Construction & engineering)	49,200	805,305
		12,397,233
The accompanying notes are an integral part of these financial statements.
2 | Allspring Special Global Small Cap Fund

Portfolio of investments—April 30, 2025 (unaudited)

	Shares	Value
Norway: 1.20%
Atea ASA (Information technology, IT services)	59,164	$807,552
Elopak ASA (Materials, Containers & packaging)	135,705	552,426
		1,359,978
Spain: 2.31%
Viscofan SA (Consumer staples, Food products)	36,120	2,605,749
Sweden: 2.05%
Asker Healthcare Group AB (Health care, Health care equipment & supplies)†	14,541	128,628
Hexpol AB (Materials, Chemicals)	65,705	571,336
Loomis AB Class B (Industrials, Commercial services & supplies)	38,710	1,611,165
		2,311,129
Switzerland: 0.68%
Bossard Holding AG Class A (Industrials, Trading companies & distributors)	3,530	769,787
United Kingdom: 8.15%
Domino’s Pizza Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	437,036	1,572,084
Elementis PLC (Materials, Chemicals)	233,175	391,926
Gates Industrial Corp. PLC (Industrials, Machinery)†	60,585	1,146,268
Lancashire Holdings Ltd. (Financials, Insurance)	178,829	1,346,064
LondonMetric Property PLC (Real estate, Diversified REITs)	347,348	891,194
Nomad Foods Ltd. (Consumer staples, Food products)	80,556	1,610,315
S4 Capital PLC (Communication services, Media)†	404,401	146,589
Samarkand Group PLC (Consumer discretionary, Broadline retail)†	949,998	6,394
Spectris PLC (Information technology, Electronic equipment, instruments & components)	78,081	2,090,252
		9,201,086
United States: 57.22%
Addus HomeCare Corp. (Health care, Health care providers & services)†	7,027	734,673
Air Lease Corp. Class A (Industrials, Trading companies & distributors)	34,859	1,630,007
Alamo Group, Inc. (Industrials, Machinery)	7,963	1,329,662
Amerant Bancorp, Inc. Class A (Financials, Banks)	55,863	940,733
Atkore, Inc. (Industrials, Electrical equipment)	13,049	833,440
Azenta, Inc. (Health care, Life sciences tools & services)†	6,013	158,382
Balchem Corp. (Materials, Chemicals)	7,151	1,119,489
Blackbaud, Inc. (Information technology, Software)†	25,890	1,567,380
Brady Corp. Class A (Industrials, Commercial services & supplies)	34,096	2,396,608
Cactus, Inc. Class A (Energy, Energy equipment & services)	30,418	1,154,059
Cadence Bank (Financials, Banks)	30,219	884,208
CBIZ, Inc. (Industrials, Professional services)†	26,360	1,795,116
Chemed Corp. (Health care, Health care providers & services)	2,470	1,436,330
CNO Financial Group, Inc. (Financials, Insurance)	14,904	565,458
Compass Diversified Holdings (Financials, Financial services)	40,940	703,759
CSW Industrials, Inc. (Industrials, Building products)	5,363	1,675,830
Denny’s Corp. (Consumer discretionary, Hotels, restaurants & leisure)†	246,541	909,736
Edgewell Personal Care Co. (Consumer staples, Personal care products)	14,726	449,879
Enovis Corp. (Health care, Health care equipment & supplies)†	28,703	992,837
Federal Signal Corp. (Industrials, Machinery)	11,594	944,099
The accompanying notes are an integral part of these financial statements.
Allspring Special Global Small Cap Fund | 3

Portfolio of investments—April 30, 2025 (unaudited)

	Shares	Value
United States(continued)
Five Below, Inc. (Consumer discretionary, Specialty retail)†	7,611	$577,599
FormFactor, Inc. (Information technology, Semiconductors & semiconductor equipment)†	28,389	798,866
Gibraltar Industries, Inc. (Industrials, Building products)†	50,667	2,682,818
Graphic Packaging Holding Co. (Materials, Containers & packaging)	90,501	2,290,580
Guardian Pharmacy Services, Inc. Class A (Consumer staples, Consumer staples distribution & retail)†	44,368	1,110,975
Hanover Insurance Group, Inc. (Financials, Insurance)	16,987	2,821,541
Holley, Inc. (Consumer discretionary, Automobile components)†	261,083	561,328
Horace Mann Educators Corp. (Financials, Insurance)	4,649	193,119
Informatica, Inc. Class A (Information technology, Software)†	62,941	1,185,179
Innospec, Inc. (Materials, Chemicals)	39,511	3,535,444
J&J Snack Foods Corp. (Consumer staples, Food products)	17,515	2,269,769
Kadant, Inc. (Industrials, Machinery)	2,626	774,670
Mayville Engineering Co., Inc. (Industrials, Machinery)†	67,038	856,746
MSA Safety, Inc. (Industrials, Commercial services & supplies)	11,701	1,841,971
MSC Industrial Direct Co., Inc. Class A (Industrials, Trading companies & distributors)	5,854	447,714
Old National Bancorp (Financials, Banks)	46,121	949,631
Piper Sandler Cos. (Financials, Capital markets)	2,098	505,870
Prestige Consumer Healthcare, Inc. (Health care, Pharmaceuticals)†	19,377	1,573,994
Primo Brands Corp. Class A (Consumer staples, Beverages)	46,622	1,523,141
Progress Software Corp. (Information technology, Software)	27,784	1,665,929
Quaker Chemical Corp. (Materials, Chemicals)	13,732	1,454,768
Quanex Building Products Corp. (Industrials, Building products)	65,179	1,071,543
Sanmina Corp. (Information technology, Electronic equipment, instruments & components)†	9,589	736,339
Smartstop Self Storage REIT, Inc. (Real estate, Specialized REITs)	8,348	293,349
Spectrum Brands Holdings, Inc. (Consumer staples, Household products)	28,226	1,781,060
Steven Madden Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	24,483	514,143
Terreno Realty Corp. (Real estate, Industrial REITs)	24,036	1,353,948
UFP Technologies, Inc. (Health care, Health care equipment & supplies)†	1,461	304,677
UMB Financial Corp. (Financials, Banks)	6,802	643,265
Voya Financial, Inc. (Financials, Financial services)	17,428	1,031,738
Watts Water Technologies, Inc. Class A (Industrials, Machinery)	8,192	1,701,888
Webster Financial Corp. (Financials, Banks)	27,868	1,318,156
Wendy’s Co. (Consumer discretionary, Hotels, restaurants & leisure)	60,570	757,125
Winmark Corp. (Consumer discretionary, Specialty retail)	2,501	900,385
Ziff Davis, Inc. (Communication services, Interactive media & services)†	13,142	388,083
		64,639,036
Total common stocks (Cost $101,149,042)		110,155,960
The accompanying notes are an integral part of these financial statements.
4 | Allspring Special Global Small Cap Fund

Portfolio of investments—April 30, 2025 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.04%
Investment companies: 2.04%
Allspring Government Money Market Fund Select Class♠∞		4.26%	2,301,890	$2,301,890
Total short-term investments (Cost $2,301,890)				2,301,890
Total investments in securities (Cost $103,450,932)	99.56%			112,457,850
Other assets and liabilities, net	0.44			501,460
Total net assets	100.00%			$112,959,310

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,859,731	$14,100,657	$(13,658,498)	$0	$0	$2,301,890	2,301,890	$46,961
The accompanying notes are an integral part of these financial statements.
Allspring Special Global Small Cap Fund | 5

Statement of assets and liabilities—April 30, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $101,149,042)	$110,155,960
Investments in affiliated securities, at value (cost $2,301,890)	2,301,890
Cash	6
Foreign currency, at value (cost $11,080)	10,925
Receivable for dividends	566,907
Receivable for investments sold	467,564
Receivable for Fund shares sold	146,991
Prepaid expenses and other assets	50,459
Total assets	113,700,702
Liabilities
Payable for investments purchased	531,181
Management fee payable	76,805
Payable for Fund shares redeemed	33,704
Administration fees payable	16,168
Shareholder servicing fees payable	15,822
Trustees’ fees and expenses payable	4,178
Distribution fee payable	780
Accrued expenses and other liabilities	62,754
Total liabilities	741,392
Total net assets	$112,959,310
Net assets consist of
Paid-in capital	$101,450,439
Total distributable earnings	11,508,871
Total net assets	$112,959,310
Computation of net asset value and offering price per share
Net assets–Class A	$74,359,137
Shares outstanding–Class A1	2,150,087
Net asset value per share–Class A	$34.58
Maximum offering price per share – Class A2	$36.69
Net assets–Class C	$1,250,372
Shares outstanding–Class C1	64,301
Net asset value per share–Class C	$19.45
Net assets–Administrator Class	$2,619,864
Shares outstanding–Administrator Class[1]	70,648
Net asset value per share–Administrator Class	$37.08
Net assets–Institutional Class	$34,729,937
Shares outstanding–Institutional Class[1]	932,332
Net asset value per share–Institutional Class	$37.25
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Special Global Small Cap Fund

Statement of operations—six months ended April 30, 2025 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $48,041)	$1,153,137
Income from affiliated securities	46,961
Interest	94
Total investment income	1,200,192
Expenses
Management fee	593,905
Administration fees
Class A	81,136
Class C	1,436
Administrator Class	1,989
Institutional Class	25,610
Shareholder servicing fees
Class A	101,322
Class C	1,791
Administrator Class	3,815
Distribution fee
Class C	5,374
Custody and accounting fees	7,571
Professional fees	30,395
Registration fees	37,259
Shareholder report expenses	16,744
Trustees’ fees and expenses	7,960
Other fees and expenses	14,937
Total expenses	931,244
Less: Fee waivers and/or expense reimbursements
Fund-level	(70,983)
Class A	(1,564)
Administrator Class	(179)
Net expenses	858,518
Net investment income	341,674
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	2,661,119
Foreign currency and foreign currency translations	(4,208)
Net realized gains on investments	2,656,911
Net change in unrealized gains (losses) on
Unaffiliated securities	(10,617,539)
Foreign currency and foreign currency translations	33,352
Net change in unrealized gains (losses) on investments	(10,584,187)
Net realized and unrealized gains (losses) on investments	(7,927,276)
Net decrease in net assets resulting from operations	$(7,585,602)
The accompanying notes are an integral part of these financial statements.
Allspring Special Global Small Cap Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended April 30, 2025 (unaudited)		Year ended October 31, 2024
Operations
Net investment income		$341,674		$448,544
Net realized gains on investments		2,656,911		5,496,202
Net change in unrealized gains (losses) on investments		(10,584,187)		14,400,020
Net increase (decrease) in net assets resulting from operations		(7,585,602)		20,344,766
Distributions to shareholders from
Net investment income and net realized gains
Class A		(1,238,254)		0
Class C		(34,561)		0
Administrator Class		(46,635)		0
Institutional Class		(688,820)		0
Total distributions to shareholders		(2,008,270)		0
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	20,045	720,224	37,487	1,418,547
Class C	1,455	31,326	1,765	38,045
Administrator Class	1,386	53,431	3,484	140,806
Institutional Class	100,965	3,958,449	185,738	7,539,607
		4,763,430		9,137,005
Reinvestment of distributions
Class A	30,049	1,146,520	0	0
Class C	1,600	34,561	0	0
Administrator Class	1,120	45,728	0	0
Institutional Class	16,000	653,099	0	0
		1,879,908		0
Payment for shares redeemed
Class A	(196,730)	(7,238,533)	(378,218)	(14,211,897)
Class C	(12,008)	(248,041)	(36,612)	(783,010)
Administrator Class	(13,979)	(536,768)	(31,342)	(1,270,089)
Institutional Class	(214,238)	(8,370,860)	(315,816)	(12,704,030)
		(16,394,202)		(28,969,026)
Net decrease in net assets resulting from capital share transactions		(9,750,864)		(19,832,021)
Total increase (decrease) in net assets		(19,344,736)		512,745
Net assets
Beginning of period		132,304,046		131,791,301
End of period		$112,959,310		$132,304,046
The accompanying notes are an integral part of these financial statements.
8 | Allspring Special Global Small Cap Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2025 (unaudited)	Year ended October 31
Class A		2024	2023	2022	2021	2020
Net asset value, beginning of period	$37.42	$32.44	$33.49	$54.12	$36.87	$39.97
Net investment income (loss)	0.08 [1]	0.08 [1]	(0.05)[1]	(0.10)[1]	(0.22)[1]	(0.10)[1]
Net realized and unrealized gains (losses) on investments	(2.37)	4.90	0.45	(12.76)	17.47	(1.29)
Total from investment operations	(2.29)	4.98	0.40	(12.86)	17.25	(1.39)
Distributions to shareholders from
Net investment income	(0.06)	0.00	0.00	0.00	0.00	(0.54)
Net realized gains	(0.49)	0.00	(1.45)	(7.77)	0.00	(1.17)
Total distributions to shareholders	(0.55)	0.00	(1.45)	(7.77)	0.00	(1.71)
Net asset value, end of period	$34.58	$37.42	$32.44	$33.49	$54.12	$36.87
Total return[2]	(6.26)%	15.35%	1.00%	(27.48)%	46.79%	(3.81)%
Ratios to average net assets (annualized)
Gross expenses	1.58%	1.55%	1.61%	1.53%	1.49%	1.54%
Net expenses	1.47%	1.47%	1.50%	1.52%	1.49%	1.53%
Net investment income (loss)	0.46%	0.23%	(0.14)%	(0.25)%	(0.44)%	(0.27)%
Supplemental data
Portfolio turnover rate	17%	32%	15%	47%	53%	65%
Net assets, end of period (000s omitted)	$74,359	$85,938	$85,554	$97,233	$152,947	$113,234

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Special Global Small Cap Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2025 (unaudited)	Year ended October 31
Class C		2024	2023	2022	2021	2020
Net asset value, beginning of period	$21.29	$18.59	$19.92	$35.63	$24.46	$26.68
Net investment loss	(0.03)[1]	(0.11)[1]	(0.18)[1]	(0.24)[1]	(0.39)[1]	(0.25)[1]
Payment from affiliate	0.00	0.00	0.00	0.00	0.00	0.07
Net realized and unrealized gains (losses) on investments	(1.32)	2.81	0.30	(7.70)	11.56	(0.87)
Total from investment operations	(1.35)	2.70	0.12	(7.94)	11.17	(1.05)
Distributions to shareholders from
Net realized gains	(0.49)	0.00	(1.45)	(7.77)	0.00	(1.17)
Net asset value, end of period	$19.45	$21.29	$18.59	$19.92	$35.63	$24.46
Total return[2]	(6.58)%	14.52%	0.24%	(28.04)%	45.67%	(4.25)%[3]
Ratios to average net assets (annualized)
Gross expenses	2.33%	2.30%	2.36%	2.28%	2.24%	2.29%
Net expenses	2.22%	2.22%	2.26%	2.27%	2.24%	2.28%
Net investment loss	(0.30)%	(0.52)%	(0.90)%	(0.99)%	(1.19)%	(1.00)%
Supplemental data
Portfolio turnover rate	17%	32%	15%	47%	53%	65%
Net assets, end of period (000s omitted)	$1,250	$1,559	$2,010	$2,741	$4,704	$5,576

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

[3]	During the year ended October 31, 2020, the Fund received a payment from an affiliate which had a 0.28% impact on the total return.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Special Global Small Cap Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2025 (unaudited)	Year ended October 31
Administrator Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$40.09	$34.73	$35.72	$57.15	$38.90	$42.06
Net investment income (loss)	0.11 [1]	0.12 [1]	(0.01)[1]	(0.14)[1]	(0.12)	(0.05)[1]
Payment from affiliate	0.00	0.00	0.00	0.00	0.00	0.03
Net realized and unrealized gains (losses) on investments	(2.54)	5.24	0.47	(13.52)	18.37	(1.36)
Total from investment operations	(2.43)	5.36	0.46	(13.66)	18.25	(1.38)
Distributions to shareholders from
Net investment income	(0.09)	0.00	0.00	0.00	0.00	(0.61)
Net realized gains	(0.49)	0.00	(1.45)	(7.77)	0.00	(1.17)
Total distributions to shareholders	(0.58)	0.00	(1.45)	(7.77)	0.00	(1.78)
Net asset value, end of period	$37.08	$40.09	$34.73	$35.72	$57.15	$38.90
Total return[2]	(6.20)%	15.43%	1.11%	(27.41)%	46.92%	(3.61)%[3]
Ratios to average net assets (annualized)
Gross expenses	1.51%	1.48%	1.54%	1.42%	1.41%	1.46%
Net expenses	1.39%	1.39%	1.38%	1.39%	1.39%	1.40%
Net investment income (loss)	0.55%	0.30%	(0.01)%	(0.30)%	(0.35)%	(0.13)%
Supplemental data
Portfolio turnover rate	17%	32%	15%	47%	53%	65%
Net assets, end of period (000s omitted)	$2,620	$3,293	$3,820	$4,335	$28,406	$20,157

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[3]	During the year ended October 31, 2020, the Fund received a payment from an affiliate which had a 0.08% impact on the total return.
The accompanying notes are an integral part of these financial statements.
Allspring Special Global Small Cap Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2025 (unaudited)	Year ended October 31
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$40.32	$34.84	$35.75	$57.05	$38.74	$41.92
Net investment income (loss)	0.15 [1]	0.22 [1]	0.08 [1]	0.02 [1]	(0.06)	0.02
Net realized and unrealized gains (losses) on investments	(2.55)	5.26	0.46	(13.55)	18.37	(1.31)
Total from investment operations	(2.40)	5.48	0.54	(13.53)	18.31	(1.29)
Distributions to shareholders from
Net investment income	(0.18)	0.00	0.00	0.00	0.00	(0.72)
Net realized gains	(0.49)	0.00	(1.45)	(7.77)	0.00	(1.17)
Total distributions to shareholders	(0.67)	0.00	(1.45)	(7.77)	0.00	(1.89)
Net asset value, end of period	$37.25	$40.32	$34.84	$35.75	$57.05	$38.74
Total return[2]	(6.09)%	15.73%	1.34%	(27.20)%	47.26%	(3.42)%
Ratios to average net assets (annualized)
Gross expenses	1.26%	1.23%	1.29%	1.19%	1.16%	1.21%
Net expenses	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income (loss)	0.77%	0.54%	0.21%	0.06%	(0.12)%	0.11%
Supplemental data
Portfolio turnover rate	17%	32%	15%	47%	53%	65%
Net assets, end of period (000s omitted)	$34,730	$41,514	$40,407	$47,779	$130,820	$87,313

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Special Global Small Cap Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Special Global Small Cap Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2025, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Allspring Special Global Small Cap Fund | 13

Notes to financial statements (unaudited)
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of April 30, 2025, the aggregate cost of all investments for federal income tax purposes was $103,968,528 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$21,462,105
Gross unrealized losses	(12,972,783)
Net unrealized gains	$8,489,322
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
14 | Allspring Special Global Small Cap Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$2,107,491	$0	$2,107,491
Belgium	0	1,114,644	0	1,114,644
Canada	3,032,653	0	0	3,032,653
France	0	3,073,264	0	3,073,264
Germany	0	3,507,648	0	3,507,648
Ireland	0	591,293	0	591,293
Italy	0	3,444,969	0	3,444,969
Japan	0	12,397,233	0	12,397,233
Norway	1,359,978	0	0	1,359,978
Spain	0	2,605,749	0	2,605,749
Sweden	128,628	2,182,501	0	2,311,129
Switzerland	0	769,787	0	769,787
United Kingdom	2,756,583	6,444,503	0	9,201,086
United States	64,639,036	0	0	64,639,036
Short-term investments
Investment companies	2,301,890	0	0	2,301,890
Total assets	$74,218,768	$38,239,082	$0	$112,457,850
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At April 30, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.950%
Next $500 million	0.925
Next $1 billion	0.900
Next $2 billion	0.875
Next $1 billion	0.850
Next $5 billion	0.840
Over $10 billion	0.830
For the six months ended April 30, 2025, the management fee was equivalent to an annual rate of 0.95% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
Allspring Special Global Small Cap Fund | 15

Notes to financial statements (unaudited)
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through February 28, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of April 30, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.47%
Class C	2.22
Administrator Class	1.40
Institutional Class	1.15
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended April 30, 2025, Allspring Funds Distributor received $115 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended April 30, 2025.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended April 30, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2025 were $20,912,518 and $32,438,846, respectively.
6.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended April 30, 2025, there were no borrowings by the Fund under the agreement.
16 | Allspring Special Global Small Cap Fund

Notes to financial statements (unaudited)
7.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the industrials sector and in North America. A fund that invests a substantial portion of its assets in any sector or geographic region may be more affected by changes in that sector or geographic region than would be a fund whose investments are not heavily weighted in any sector or geographic region.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
10.SUBSEQUENT EVENTS
At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.
Allspring Special Global Small Cap Fund | 17

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

18 | Allspring Special Global Small Cap Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Special Global Small Cap Fund | 19

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS4305 04-25

Allspring Special International Small Cap Fund
Long Form Financial Statements
Semi-Annual Report
April 30, 2025

Allspring Special International Small Cap Fund | 1

Portfolio of investments—April 30, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 95.27%
Australia: 3.51%
Ansell Ltd. (Health care, Health care equipment & supplies)	85,640	$1,661,377
Orora Ltd. (Materials, Containers & packaging)	679,107	786,829
Reliance Worldwide Corp. Ltd. (Industrials, Building products)	765,398	2,057,601
Steadfast Group Ltd. (Financials, Insurance)	548,988	2,063,022
		6,568,829
Austria: 1.72%
BAWAG Group AG (Financials, Banks)144A	22,006	2,412,034
Mayr Melnhof Karton AG (Materials, Containers & packaging)	8,592	796,073
		3,208,107
Belgium: 1.86%
Azelis Group NV (Industrials, Trading companies & distributors)	95,504	1,479,838
Barco NV (Information technology, Electronic equipment, instruments & components)	145,427	1,989,852
		3,469,690
Canada: 4.87%
ATS Corp. (Industrials, Machinery)†	34,440	867,870
Finning International, Inc. (Industrials, Trading companies & distributors)	65,060	1,836,272
Gildan Activewear, Inc. (Consumer discretionary, Textiles, apparel & luxury goods)	21,000	967,743
Onex Corp. (Financials, Capital markets)	22,400	1,586,003
PrairieSky Royalty Ltd. (Energy, Oil, gas & consumable fuels)	228,360	3,844,651
		9,102,539
Finland: 2.23%
Huhtamaki Oyj (Materials, Containers & packaging)	75,148	2,766,776
Metso Oyj (Industrials, Machinery)	129,263	1,404,533
		4,171,309
France: 2.71%
Alten SA (Information technology, IT services)	59,894	5,076,815
Germany: 5.56%
Bechtle AG (Information technology, IT services)	72,270	3,083,229
Krones AG (Industrials, Machinery)	22,667	3,313,193
Springer Nature AG & Co. KGaA (Communication services, Media)	23,453	473,998
TAG Immobilien AG (Real estate, Real estate management & development)†	216,804	3,529,773
		10,400,193
Ireland: 0.55%
Irish Residential Properties REIT PLC (Real estate, Residential REITs)	895,189	1,035,447
Italy: 7.88%
Amplifon SpA (Health care, Health care providers & services)	102,295	1,957,819
Azimut Holding SpA (Financials, Capital markets)	109,456	3,041,686
Buzzi SpA (Materials, Construction materials)	88,232	4,623,624
The accompanying notes are an integral part of these financial statements.
2 | Allspring Special International Small Cap Fund

Portfolio of investments—April 30, 2025 (unaudited)

	Shares	Value
Italy(continued)
De’ Longhi SpA (Consumer discretionary, Household durables)	61,006	$1,887,941
Interpump Group SpA (Industrials, Machinery)	94,375	3,236,852
		14,747,922
Japan: 30.13%
Daiseki Co. Ltd. (Industrials, Commercial services & supplies)	135,260	3,447,209
DTS Corp. (Information technology, IT services)	152,400	4,334,540
Ezaki Glico Co. Ltd. (Consumer staples, Food products)	54,800	1,807,981
Fuji Seal International, Inc. (Materials, Containers & packaging)	142,300	2,540,771
Horiba Ltd. (Information technology, Electronic equipment, instruments & components)	45,400	3,103,173
Hoshizaki Corp. (Industrials, Machinery)	73,700	3,133,437
Japan Elevator Service Holdings Co. Ltd. (Industrials, Commercial services & supplies)	38,600	834,500
Kamigumi Co. Ltd. (Industrials, Transportation infrastructure)	135,800	3,324,320
Maruwa Co. Ltd. (Information technology, Electronic equipment, instruments & components)	2,700	548,762
McDonald’s Holdings Co. Japan Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	43,200	1,826,642
MEITEC Group Holdings, Inc. (Industrials, Professional services)	244,400	5,016,453
MISUMI Group, Inc. (Industrials, Machinery)	93,700	1,312,667
Nihon Parkerizing Co. Ltd. (Materials, Chemicals)	209,900	1,748,506
NOF Corp. (Materials, Chemicals)	75,600	1,137,995
Orix JREIT, Inc. (Real estate, Office REITs)	3,560	4,483,732
San-A Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	151,100	3,000,448
Shimamura Co. Ltd. (Consumer discretionary, Specialty retail)	46,800	3,114,023
Shizuoka Financial Group, Inc. (Financials, Banks)	153,700	1,707,997
Sohgo Security Services Co. Ltd. (Industrials, Commercial services & supplies)	261,600	2,067,598
Stanley Electric Co. Ltd. (Consumer discretionary, Automobile components)	178,900	3,352,390
Sumitomo Warehouse Co. Ltd. (Industrials, Transportation infrastructure)	122,000	2,369,753
Taikisha Ltd. (Industrials, Construction & engineering)	131,600	2,154,027
		56,366,924
Netherlands: 2.78%
Aalberts NV (Industrials, Machinery)	46,829	1,555,033
Arcadis NV (Industrials, Professional services)	38,881	1,885,382
Technip Energies NV (Energy, Energy equipment & services)	51,524	1,758,212
		5,198,627
Norway: 3.38%
Atea ASA (Information technology, IT services)	158,662	2,165,639
Elopak ASA (Materials, Containers & packaging)	203,434	828,136
SpareBank 1 SMN (Financials, Banks)	183,804	3,335,639
		6,329,414
Spain: 3.92%
Vidrala SA (Materials, Containers & packaging)	17,414	1,898,091
Viscofan SA (Consumer staples, Food products)	75,376	5,437,733
		7,335,824
The accompanying notes are an integral part of these financial statements.
Allspring Special International Small Cap Fund | 3

Portfolio of investments—April 30, 2025 (unaudited)

	Shares	Value
Sweden: 4.65%
AAK AB (Consumer staples, Food products)	68,215	$1,783,949
Asker Healthcare Group AB (Health care, Health care equipment & supplies)†	103,512	915,656
Beijer Ref AB Class B (Industrials, Trading companies & distributors)	93,978	1,433,479
Hexpol AB (Materials, Chemicals)	263,461	2,290,916
Loomis AB Class B (Industrials, Commercial services & supplies)	54,519	2,269,159
		8,693,159
Switzerland: 3.40%
Bossard Holding AG Class A (Industrials, Trading companies & distributors)	10,670	2,326,805
Bucher Industries AG (Industrials, Machinery)	4,211	1,818,832
Montana Aerospace AG (Industrials, Aerospace & defense)144A†	56,489	1,128,123
Vontobel Holding AG (Financials, Capital markets)	15,136	1,093,782
		6,367,542
United Kingdom: 14.68%
Domino’s Pizza Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	811,019	2,917,357
Elementis PLC (Materials, Chemicals)	857,765	1,441,753
IMI PLC (Industrials, Machinery)	116,461	2,763,947
Lancashire Holdings Ltd. (Financials, Insurance)	426,839	3,212,859
LondonMetric Property PLC (Real estate, Diversified REITs)	890,480	2,284,713
Nomad Foods Ltd. (Consumer staples, Food products)	215,686	4,311,563
Premier Foods PLC (Consumer staples, Food products)	611,565	1,623,546
S4 Capital PLC (Communication services, Media)†	837,585	303,612
Spectris PLC (Information technology, Electronic equipment, instruments & components)	126,300	3,381,090
SSP Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	742,243	1,470,063
Tate & Lyle PLC (Consumer staples, Food products)	502,788	3,747,287
		27,457,790
United States: 1.44%
Primo Brands Corp. Class A (Consumer staples, Beverages)	82,524	2,696,059
Total common stocks (Cost $156,382,724)		178,226,190
Investment companies: 0.71%
United States: 0.71%
iShares MSCI EAFE Small-Cap ETF	19,961	1,327,407
Total investment companies (Cost $1,218,563)		1,327,407
The accompanying notes are an integral part of these financial statements.
4 | Allspring Special International Small Cap Fund

Portfolio of investments—April 30, 2025 (unaudited)

		Yield	Shares	Value
Short-term investments: 3.49%
Investment companies: 3.49%
Allspring Government Money Market Fund Select Class♠∞		4.26%	6,536,696	$6,536,696
Total short-term investments (Cost $6,536,696)				6,536,696
Total investments in securities (Cost $164,137,983)	99.47%			186,090,293
Other assets and liabilities, net	0.53			995,173
Total net assets	100.00%			$187,085,466

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,640,597	$52,402,740	$(51,506,641)	$0	$0	$6,536,696	6,536,696	$148,136
The accompanying notes are an integral part of these financial statements.
Allspring Special International Small Cap Fund | 5

Statement of assets and liabilities—April 30, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $157,601,287)	$179,553,597
Investments in affiliated securities, at value (cost $6,536,696)	6,536,696
Foreign currency, at value (cost $69,512)	69,252
Receivable for dividends	1,392,925
Receivable for Fund shares sold	532,089
Receivable for investments sold	262,768
Prepaid expenses and other assets	125,107
Total assets	188,472,434
Liabilities
Payable for investments purchased	788,948
Payable for Fund shares redeemed	398,596
Management fee payable	114,699
Administration fees payable	15,381
Trustees’ fees and expenses payable	5,928
Shareholder servicing fees payable	60
Accrued expenses and other liabilities	63,356
Total liabilities	1,386,968
Total net assets	$187,085,466
Net assets consist of
Paid-in capital	$173,238,827
Total distributable earnings	13,846,639
Total net assets	$187,085,466
Computation of net asset value and offering price per share
Net assets–Class A	$273,988
Shares outstanding–Class A1	22,826
Net asset value per share–Class A	$12.00
Maximum offering price per share – Class A2	$12.73
Net assets–Class C	$28,278
Shares outstanding–Class C1	2,342
Net asset value per share–Class C	$12.07
Net assets–Class R6	$49,977,162
Shares outstanding–Class R6[1]	4,164,847
Net asset value per share–Class R6	$12.00
Net assets–Institutional Class	$136,806,038
Shares outstanding–Institutional Class[1]	11,381,584
Net asset value per share–Institutional Class	$12.02
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Special International Small Cap Fund

Statement of operations—six months ended April 30, 2025 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $273,894)	$2,800,241
Income from affiliated securities	148,136
Interest	498
Total investment income	2,948,875
Expenses
Management fee	868,212
Administration fees
Class A	251
Class C	27
Class R6	8,608
Institutional Class	81,327
Shareholder servicing fees
Class A	314
Class C	30
Custody and accounting fees	23,018
Professional fees	24,728
Registration fees	69,796
Shareholder report expenses	18,682
Trustees’ fees and expenses	6,184
Other fees and expenses	14,912
Total expenses	1,116,089
Less: Fee waivers and/or expense reimbursements
Fund-level	(184,709)
Class A	(32)
Net expenses	931,348
Net investment income	2,017,527
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	3,522,845
Foreign currency and foreign currency translations	15,658
Forward foreign currency contracts	153
Net realized gains on investments	3,538,656
Net change in unrealized gains (losses) on
Unaffiliated securities	5,535,152
Foreign currency and foreign currency translations	83,524
Net change in unrealized gains (losses) on investments	5,618,676
Net realized and unrealized gains (losses) on investments	9,157,332
Net increase in net assets resulting from operations	$11,174,859
The accompanying notes are an integral part of these financial statements.
Allspring Special International Small Cap Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended April 30, 2025 (unaudited)		Year ended October 31, 2024
Operations
Net investment income		$2,017,527		$3,625,324
Net realized gains (losses) on investments		3,538,656		(2,247,143)
Net change in unrealized gains (losses) on investments		5,618,676		31,529,217
Net increase in net assets resulting from operations		11,174,859		32,907,398
Distributions to shareholders from
Net investment income and net realized gains
Class A		(5,145)		(740)
Class C		(369)		(289)
Class R6		(1,482,705)		(1,224,530)
Institutional Class		(2,807,215)		(2,208,165)
Total distributions to shareholders		(4,295,434)		(3,433,724)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	3,907	46,930	18,327	208,790
Class R6	1,176,340	13,013,366	2,948,188	33,606,792
Institutional Class	2,419,877	27,087,361	3,223,595	37,145,337
		40,147,657		70,960,919
Reinvestment of distributions
Class A	464	5,145	64	740
Class C	33	369	25	289
Class R6	65,083	720,472	63,070	726,561
Institutional Class	225,943	2,507,965	178,968	2,065,291
		3,233,951		2,792,881
Payment for shares redeemed
Class A	(2,480)	(26,737)	(355)	(4,301)
Class R6	(2,285,914)	(26,324,656)	(3,858,111)	(44,393,582)
Institutional Class	(1,590,853)	(18,447,206)	(4,488,663)	(51,358,704)
		(44,798,599)		(95,756,587)
Net decrease in net assets resulting from capital share transactions		(1,416,991)		(22,002,787)
Total increase in net assets		5,462,434		7,470,887
Net assets
Beginning of period		181,623,032		174,152,145
End of period		$187,085,466		$181,623,032
The accompanying notes are an integral part of these financial statements.
8 | Allspring Special International Small Cap Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2025 (unaudited)	Year ended October 31
Class A		2024	2023	2022[1]
Net asset value, beginning of period	$11.64	$9.95	$9.53	$11.03
Net investment income	0.11 [2]	0.18 [2]	0.13 [2]	0.03
Net realized and unrealized gains (losses) on investments	0.49	1.68	0.40	(1.53)
Total from investment operations	0.60	1.86	0.53	(1.50)
Distributions to shareholders from
Net investment income	(0.24)	(0.17)	(0.11)	0.00
Net asset value, end of period	$12.00	$11.64	$9.95	$9.53
Total return[3]	5.37%	18.71%	5.52%	(13.60)%
Ratios to average net assets (annualized)
Gross expenses	1.57%	1.51%	1.60%	1.60%
Net expenses	1.34%	1.36%	1.37%	1.38%
Net investment income	1.97%	1.52%	1.18%	0.69%
Supplemental data
Portfolio turnover rate	27%	40%	37%	26%
Net assets, end of period (000s omitted)	$274	$244	$29	$22

[1]	For the period from June 1, 2022 (commencement of class operations) to October 31, 2022
[2]	Calculated based upon average shares outstanding
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Special International Small Cap Fund | 9

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2025 (unaudited)	Year ended October 31
Class C		2024	2023	2022[1]
Net asset value, beginning of period	$11.63	$9.92	$9.50	$11.03
Net investment income	0.10 [2]	0.16 [2]	0.09 [2]	0.00 [3]
Net realized and unrealized gains (losses) on investments	0.50	1.68	0.41	(1.53)
Total from investment operations	0.60	1.84	0.50	(1.53)
Distributions to shareholders from
Net investment income	(0.16)	(0.13)	(0.08)	0.00
Net asset value, end of period	$12.07	$11.63	$9.92	$9.50
Total return[4]	5.27%	18.52%	5.24%	(13.87)%
Ratios to average net assets (annualized)
Gross expenses	1.56%	1.51%	1.73%	2.12%
Net expenses	1.56%	1.51%	1.68%	1.96%
Net investment income	1.67%	1.41%	0.83%	0.06%
Supplemental data
Portfolio turnover rate	27%	40%	37%	26%
Net assets, end of period (000s omitted)	$28	$27	$23	$22

[1]	For the period from June 1, 2022 (commencement of class operations) to October 31, 2022
[2]	Calculated based upon average shares outstanding
[3]	Amount is less than $0.005.
[4]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
10 | Allspring Special International Small Cap Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2025 (unaudited)	Year ended October 31
Class R6		2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.66	$9.96	$9.53	$13.91	$10.38	$10.58
Net investment income	0.13 [1]	0.23 [1]	0.16 [1]	0.20 [1]	0.06	0.09
Net realized and unrealized gains (losses) on investments	0.50	1.68	0.41	(4.38)	3.56	(0.03)
Total from investment operations	0.63	1.91	0.57	(4.18)	3.62	(0.06)
Distributions to shareholders from
Net investment income	(0.29)	(0.21)	(0.14)	(0.07)	(0.05)	(0.15)
Net realized gains	0.00	0.00	0.00	(0.13)	(0.04)	(0.11)
Total distributions to shareholders	(0.29)	(0.21)	(0.14)	(0.20)	(0.09)	(0.26)
Net asset value, end of period	$12.00	$11.66	$9.96	$9.53	$13.91	$10.38
Total return[2]	5.63%	19.19%	5.96%	(30.47)%	35.04%	0.42%
Ratios to average net assets (annualized)
Gross expenses	1.15%	1.11%	1.17%	1.18%	1.68%	5.69%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	2.20%	2.00%	1.50%	1.85%	0.70%	0.93%
Supplemental data
Portfolio turnover rate	27%	40%	37%	26%	19%	45%
Net assets, end of period (000s omitted)	$49,977	$60,760	$60,318	$71,264	$56,386	$5,086

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Special International Small Cap Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended April 30, 2025 (unaudited)	Year ended October 31
Institutional Class		2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.68	$9.97	$9.53	$13.92	$10.38	$10.57
Net investment income	0.13 [1]	0.21 [1]	0.16 [1]	0.19 [1]	0.13	0.08
Net realized and unrealized gains (losses) on investments	0.49	1.70	0.41	(4.39)	3.49	(0.03)
Total from investment operations	0.62	1.91	0.57	(4.20)	3.62	0.05
Distributions to shareholders from
Net investment income	(0.28)	(0.20)	(0.13)	(0.06)	(0.04)	(0.13)
Net realized gains	0.00	0.00	0.00	(0.13)	(0.04)	(0.11)
Total distributions to shareholders	(0.28)	(0.20)	(0.13)	(0.19)	(0.08)	(0.24)
Net asset value, end of period	$12.02	$11.68	$9.97	$9.53	$13.92	$10.38
Total return[2]	5.51%	19.13%	5.89%	(30.60)%	35.00%	0.35%
Ratios to average net assets (annualized)
Gross expenses	1.25%	1.21%	1.28%	1.26%	2.73%	5.76%
Net expenses	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment income	2.21%	1.85%	1.45%	1.86%	1.00%	0.83%
Supplemental data
Portfolio turnover rate	27%	40%	37%	26%	19%	45%
Net assets, end of period (000s omitted)	$136,806	$120,592	$113,783	$94,626	$156	$115

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Special International Small Cap Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Special International Small Cap Fund (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On April 30, 2025, such fair value pricing was used in pricing certain foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the
Allspring Special International Small Cap Fund | 13

Notes to financial statements (unaudited)
risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Fund based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of April 30, 2025, the aggregate cost of all investments for federal income tax purposes was $170,878,679 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$30,624,911
Gross unrealized losses	(15,413,297)
Net unrealized gains	$15,211,614
As of October 31, 2024, the Fund had capital loss carryforwards which consisted of $6,351,335 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
14 | Allspring Special International Small Cap Fund

Notes to financial statements (unaudited)
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$6,568,829	$0	$6,568,829
Austria	0	3,208,107	0	3,208,107
Belgium	0	3,469,690	0	3,469,690
Canada	9,102,539	0	0	9,102,539
Finland	0	4,171,309	0	4,171,309
France	0	5,076,815	0	5,076,815
Germany	0	10,400,193	0	10,400,193
Ireland	0	1,035,447	0	1,035,447
Italy	0	14,747,922	0	14,747,922
Japan	548,762	55,818,162	0	56,366,924
Netherlands	0	5,198,627	0	5,198,627
Norway	2,993,775	3,335,639	0	6,329,414
Spain	0	7,335,824	0	7,335,824
Sweden	915,656	7,777,503	0	8,693,159
Switzerland	0	6,367,542	0	6,367,542
United Kingdom	5,935,109	21,522,681	0	27,457,790
United States	2,696,059	0	0	2,696,059
Investment companies	1,327,407	0	0	1,327,407
Short-term investments
Investment companies	6,536,696	0	0	6,536,696
Total assets	$30,056,003	$156,034,290	$0	$186,090,293
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At April 30, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
Allspring Special International Small Cap Fund | 15

Notes to financial statements (unaudited)
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.950%
Next $500 million	0.925
Next $1 billion	0.900
Next $2 billion	0.875
Next $1 billion	0.850
Next $5 billion	0.840
Over $10 billion	0.830
For the six months ended April 30, 2025, the management fee was equivalent to an annual rate of 0.95% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through February 28, 2026 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of April 30, 2025, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	1.37%
Class C	2.12
Class R6	0.95
Institutional Class	1.05
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. Allspring Funds Distributor did not receive any front-end or contingent deferred sales charges from Class A or Class C shares for the six months ended April 30, 2025.
16 | Allspring Special International Small Cap Fund

Notes to financial statements (unaudited)
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended April 30, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended April 30, 2025 were $48,124,973 and $52,588,826, respectively.
6.
BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended April 30, 2025, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION  RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the industrials sector and in Europe and Japan. A fund that invests a substantial portion of its assets in any sector or geographic region may be more affected by changes in that sector or geographic region than would be a fund whose investments are not heavily weighted in any sector or geographic region.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Special International Small Cap Fund | 17

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

18 | Allspring Special International Small Cap Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Special International Small Cap Fund | 19

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS4338 04-25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: June 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: June 26, 2025

By:	/s/Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: June 26, 2025